UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07739

                                         Harding, Loevner Funds, Inc.

(Exact name of registrant as specified in charter)

400 Crossing Boulevard

Fourth Floor

                                                 Bridgewater, NJ 08807

(Address of principal executive offices) (Zip code)

Marcia Y. Lucas

The Northern Trust Company

50 South LaSalle Street

Chicago, IL 60603

With a copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

                                                 New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (877) 435-8105

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2019

Item 1. Schedule of Investments.

The Registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS - 95.4%

China - 4.7%

AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	1,307,500	$8,238,692

Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	67,195	11,321,686

Baidu Inc. - Sponsored ADR (Media & Entertainment)*	44,565	7,693,256

Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*†	1,529,500	13,462,674

		40,716,308

Denmark - 1.7%

Chr Hansen Holding A/S (Materials)†	130,069	12,333,752

Novozymes A/S, Class B (Materials)†	51,939	2,169,260

		14,503,012

Finland - 1.4%

Kone OYJ, Class B (Capital Goods)†	248,476	12,064,708

France - 4.5%

Air Liquide SA (Materials)†	71,274	8,658,231

EssilorLuxottica SA (Consumer Durables & Apparel)†	165,449	20,966,793

L’Oreal SA (Household & Personal Products)†	37,132	8,945,665

		38,570,689

Germany - 3.2%

Bayerische Motoren Werke AG (Automobiles & Components)†	86,501	7,273,132

Symrise AG (Materials)†	248,083	20,617,646

		27,890,778

Hong Kong - 2.8%

AIA Group Ltd. (Insurance)†	2,671,805	24,010,555

India - 2.5%

HDFC Bank Ltd. - ADR (Banks)	84,477	8,297,331

ICICI Bank Ltd. - Sponsored ADR (Banks)	1,335,166	13,632,045

		21,929,376

Indonesia - 1.7%

Bank Central Asia Tbk PT (Banks)†	7,152,754	14,427,273

Israel - 1.0%

Check Point Software Technologies Ltd. (Software & Services)*	78,223	8,754,718

Italy - 0.7%

Tenaris SA - ADR (Energy)	228,958	5,717,081

Japan - 9.6%

FANUC Corp. (Capital Goods)†	39,645	6,687,121

	Shares	Value

COMMON STOCKS - 95.4% (continued)

Japan - 9.6% (continued)

Keyence Corp. (Technology Hardware & Equipment)†	25,602	$13,152,737

Kubota Corp. (Capital Goods)†	684,135	10,772,367

M3 Inc. (Health Care Equipment & Services)†	805,590	11,655,472

Makita Corp. (Capital Goods)†	208,135	7,366,801

MonotaRO Co., Ltd. (Capital Goods)†	465,960	9,904,133

Park24 Co., Ltd. (Commercial & Professional Services)†	230,700	5,511,445

Sysmex Corp. (Health Care Equipment & Services)†	171,865	9,564,335

ZOZO Inc. (Retailing)†	410,900	8,280,872

		82,895,283

Mexico - 0.9%

Grupo Televisa SAB - Sponsored ADR (Media & Entertainment)	590,886	7,391,984

Russia - 1.4%

Yandex NV, Class A (Media & Entertainment)*	355,734	11,945,548

South Africa - 3.4%

Naspers Ltd., Class N (Media & Entertainment)†	100,520	23,260,796

Sasol Ltd. (Materials)†	218,572	6,615,716

		29,876,512

South Korea - 1.1%

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	8,913	9,184,501

Spain - 0.9%

Banco Bilbao Vizcaya Argentaria SA (Banks)†	1,361,470	8,065,852

Sweden - 1.0%

Intrum AB (Commercial & Professional Services)†	318,269	9,097,941

Switzerland - 4.3%

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	63,720	16,838,562

Nestle SA - Sponsored ADR (Food Beverage & Tobacco)	128,468	11,207,548

Sonova Holding AG, Reg S (Health Care Equipment & Services)†	49,731	9,319,637

		37,365,747

United Kingdom - 2.7%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	521,939	9,095,142

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

	Shares	Value

COMMON STOCKS - 95.4% (continued)

United Kingdom - 2.7% (continued)

Standard Chartered plc (Banks)†	1,762,960	$14,215,841

		23,310,983

United States - 45.9%

3M Co. (Capital Goods)	38,281	7,667,684

Abbott Laboratories (Health Care Equipment & Services)	151,068	11,024,943

Amazon.com Inc. (Retailing)*	8,248	14,176,085

AmerisourceBergen Corp. (Health Care Equipment & Services)	105,052	8,758,185

Apple Inc. (Technology Hardware & Equipment)	78,646	13,089,840

Booking Holdings Inc. (Retailing)*	11,542	21,154,293

Cognex Corp. (Technology Hardware & Equipment)	182,369	8,297,790

Cognizant Technology Solutions Corp., Class A (Software & Services)	125,356	8,734,806

Colgate-Palmolive Co. (Household & Personal Products)	156,446	10,118,927

eBay Inc. (Retailing)*	231,587	7,792,903

Exxon Mobil Corp. (Energy)	100,007	7,328,513

First Republic Bank (Banks)	243,189	23,499,353

IPG Photonics Corp. (Technology Hardware & Equipment)*	57,285	7,618,905

Linde plc (Materials)†	81,909	13,287,198

Mastercard Inc., Class A (Software & Services)	80,368	16,968,096

Microsoft Corp. (Software & Services)	89,432	9,339,384

NIKE Inc., Class B (Consumer Durables & Apparel)	194,273	15,907,073

NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	73,748	10,601,275

PayPal Holdings Inc. (Software & Services)*	383,803	34,066,354

Regeneron Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	40,909	17,561,006

Roper Technologies Inc. (Capital Goods)	95,324	27,001,476

Schlumberger Ltd. (Energy)	261,800	11,574,178

SVB Financial Group (Banks)*	34,746	8,109,022

UnitedHealth Group Inc. (Health Care Equipment & Services)	32,207	8,702,331

Verisk Analytics Inc. (Commercial & Professional Services)*	188,835	22,171,117

	Shares	Value

COMMON STOCKS - 95.4% (continued)

United States - 45.9% (continued)

Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	43,870	$8,375,222

WABCO Holdings Inc. (Capital Goods)*	101,457	11,589,433

Walgreens Boots Alliance Inc. (Food & Staples Retailing)	143,031	10,335,420

Walt Disney Co. (Media & Entertainment)	85,021	9,481,542

Waters Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	56,862	13,147,632

		397,479,986

Total Common Stocks (Cost $598,166,695)		$825,198,835

PREFERRED STOCKS - 2.6%

Brazil - 1.4%

Itau Unibanco Holding SA - Sponsored ADR, 0.45% (Banks)+	1,126,028	11,980,938

Spain - 1.2%

Grifols SA - ADR, 2.41% (Pharmaceuticals, Biotechnology & Life Sciences)+	568,498	10,585,433

Total Preferred Stocks (Cost $15,333,839)		$22,566,371

SHORT TERM INVESTMENTS - 2.5%

Northern Institutional Funds - Treasury Portfolio, 2.25% (Money Market Funds)	21,564,261	21,564,261

Total Short Term Investments (Cost $21,564,261)		$21,564,261

Total Investments — 100.5%

(Cost $635,064,795)		$869,329,467

Liabilities Less Other Assets - (0.5)%		(4,154,525)

Net Assets — 100.0%		$865,174,942

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
*	Non-income producing security.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets

Automobiles & Components	0.8%

Banks	11.8

Capital Goods	10.8

Commercial & Professional Services	4.3

Consumer Durables & Apparel	4.3

Energy	2.8

Food & Staples Retailing	1.2

Food Beverage & Tobacco	1.3

Health Care Equipment & Services	6.8

Household & Personal Products	2.2

Insurance	2.8

Materials	7.4

Media & Entertainment	6.9

Pharmaceuticals, Biotechnology & Life Sciences	10.3

Retailing	7.2

Semiconductors & Semiconductor Equipment	1.2

Software & Services	9.0

Technology Hardware & Equipment	6.9

Money Market Fund	2.5

Total Investments	100.5

Liabilities Less Other Assets	(0.5)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS - 93.3%

Brazil - 1.7%

Ambev SA - ADR (Food Beverage & Tobacco)	49,296,244	$237,114,934

Canada - 2.7%

Alimentation Couche-Tard Inc., Class B (Food & Staples Retailing)	2,052,100	111,479,811

Canadian National Railway Co. (Transportation)	3,188,382	266,293,665

		377,773,476

China - 6.1%

Baidu Inc. - Sponsored ADR (Media & Entertainment)*	1,723,819	297,582,874

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	4,804,524	252,093,374

Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	14,742,357	144,073,771

Tencent Holdings Ltd. (Media & Entertainment)†	3,649,800	164,214,754

		857,964,773

Denmark - 0.8%

Novozymes A/S, Class B (Materials)†	2,835,611	118,430,823

France - 5.4%

Air Liquide SA (Materials)†	1,329,031	161,448,179

Dassault Systemes SE (Software & Services)†	1,544,698	194,289,830

L’Oreal SA (Household & Personal Products)†	1,631,846	393,136,611

LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)†	53,564	17,203,656

		766,078,276

Germany - 14.5%

adidas AG (Consumer Durables & Apparel)†	911,744	216,750,083

Allianz SE, Reg S (Insurance)†	2,093,740	443,148,769

Bayer AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	4,924,122	373,061,665

Bayerische Motoren Werke AG (Automobiles & Components)†	1,779,949	149,660,747

FUCHS PETROLUB SE (Materials)†	449,617	19,721,332

Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	13,106,838	291,259,413

SAP SE - Sponsored ADR (Software & Services)	3,683,656	380,963,703

Symrise AG (Materials)†	2,263,484	188,113,297

		2,062,679,009

	Shares	Value

COMMON STOCKS - 93.3% (continued)

Hong Kong - 3.7%

AIA Group Ltd. (Insurance)†	59,035,274	$530,528,882

India - 2.4%

HDFC Bank Ltd. - ADR (Banks)	1,525,794	149,863,487

ICICI Bank Ltd. - Sponsored ADR (Banks)	18,287,086	186,711,148

		336,574,635

Israel - 2.8%

Check Point Software Technologies Ltd. (Software & Services)*	3,599,122	402,813,734

Japan - 13.2%

Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	3,384,900	199,587,373

Dentsu Inc. (Media & Entertainment)†	3,100,900	147,069,458

FANUC Corp. (Capital Goods)†	916,750	154,632,815

JGC Corp. (Capital Goods)†	5,473,800	83,475,999

Keyence Corp. (Technology Hardware & Equipment)†	427,427	219,585,776

Komatsu Ltd. (Capital Goods)†	6,007,800	152,642,409

Kubota Corp. (Capital Goods)†	16,253,600	255,928,660

M3 Inc. (Health Care Equipment & Services)†	13,595,809	196,707,477

MonotaRO Co., Ltd. (Capital Goods)†	2,695,780	57,299,690

Park24 Co., Ltd. (Commercial & Professional Services)†	4,573,600	109,263,734

Sysmex Corp. (Health Care Equipment & Services)†	2,880,907	160,323,269

Unicharm Corp. (Household & Personal Products)†	4,579,700	141,191,638

		1,877,708,298

Mexico - 1.0%

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	1,566,923	142,621,331

Russia - 1.8%

LUKOIL PJSC - Sponsored ADR (Energy)	1,162,575	93,238,515

Yandex NV, Class A (Media & Entertainment)*	4,692,655	157,579,355

		250,817,870

Singapore - 2.7%

DBS Group Holdings Ltd. (Banks)†	21,858,683	388,999,149

South Africa - 2.3%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	6,497,556	71,362,219

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

	Shares	Value

COMMON STOCKS - 93.3% (continued)

South Africa - 2.3% (continued)

Naspers Ltd., Class N (Media & Entertainment)†	560,630	$129,732,390

Sasol Ltd. (Materials)†	3,956,871	119,766,187

		320,860,796

South Korea - 1.5%

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	210,017	216,414,366

Spain - 2.9%

Banco Bilbao Vizcaya Argentaria SA (Banks)†	59,108,838	350,182,618

Grifols SA (Pharmaceuticals, Biotechnology & Life Sciences)†	2,413,886	62,932,997

		413,115,615

Sweden - 4.5%

Alfa Laval AB (Capital Goods)†	9,116,154	206,556,690

Atlas Copco AB, Class A (Capital Goods)†	12,200,716	317,400,704

Epiroc AB, Class A (Capital Goods)*†	11,578,481	111,385,907

		635,343,301

Switzerland - 10.9%

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	822,449	217,339,276

Nestle SA - Sponsored ADR (Food Beverage & Tobacco)	5,550,169	484,196,743

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	1,690,681	449,083,694

SGS SA, Reg S (Commercial & Professional Services)†	29,412	70,989,719

Sonova Holding AG, Reg S (Health Care Equipment & Services)†	963,688	180,596,049

Temenos AG, Reg S (Software & Services)*†	1,102,357	149,047,890

		1,551,253,371

Taiwan - 2.6%

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	10,837,125	80,312,075

Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	7,649,304	287,766,817

		368,078,892

	Shares	Value

COMMON STOCKS - 93.3% (continued)

United Kingdom - 7.0%

Diageo plc (Food Beverage & Tobacco)†	7,141,437	$272,312,654

HSBC Holdings plc (Banks)†	19,904,391	166,997,560

Royal Dutch Shell plc, Class B (Energy)†	10,521,576	327,293,695

Unilever plc (Household & Personal Products)†	4,345,051	227,635,856

		994,239,765

United States - 2.8%

Linde plc (Materials)†	1,534,462	248,918,929

Schlumberger Ltd. (Energy)	3,465,280	153,200,029

		402,118,958

Total Common Stocks (Cost $11,793,865,151)		$13,251,530,254

PREFERRED STOCKS - 4.1%

Brazil - 1.6%

Itau Unibanco Holding SA - Sponsored ADR, 0.45% (Banks)+	20,923,268	222,623,572

Germany - 0.6%

FUCHS PETROLUB SE, 2.23% (Materials)+†	1,907,088	89,333,871

South Korea - 1.5%

Samsung Electronics Co., Ltd. - GDR, Reg S, 3.75% (Technology Hardware & Equipment)+†	261,717	217,967,095

Spain - 0.4%

Grifols SA - ADR, 2.41% (Pharmaceuticals, Biotechnology & Life Sciences)+	3,211,912	59,805,801

Total Preferred Stocks (Cost $411,068,500)		$589,730,339

SHORT TERM INVESTMENTS - 2.8%

Northern Institutional Funds - Prime Obligations Portfolio, 2.53% (Money Market Funds)	95,680,988	95,680,988

Northern Institutional Funds - Treasury Portfolio, 2.25% (Money Market Funds)	301,305,660	301,305,660

Total Short Term Investments (Cost $396,970,649)		$396,986,648

Total Investments — 100.2%

(Cost $12,601,904,300)		$14,238,247,241

Liabilities Less Other Assets - (0.2)%		(32,341,283)

Net Assets — 100.0%		$14,205,905,958

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets

Automobiles & Components	1.0%

Banks	10.3

Capital Goods	9.4

Commercial & Professional Services	1.3

Consumer Durables & Apparel	1.6

Energy	4.0

Food & Staples Retailing	0.8

Food Beverage & Tobacco	8.0

Health Care Equipment & Services	3.8

Household & Personal Products	5.4

Insurance	7.9

Materials	6.7

Media & Entertainment	6.3

Pharmaceuticals, Biotechnology & Life Sciences	10.1

Semiconductors & Semiconductor Equipment	4.6

Software & Services	7.9

Technology Hardware & Equipment	4.6

Telecommunication Services	1.8

Transportation	1.9

Money Market Funds	2.8

Total Investments	100.2

Liabilities Less Other Assets	(0.2)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS - 95.6%

Argentina - 3.0%

Globant SA (Software & Services)*	54,850	$3,707,860

Loma Negra Cia Industrial Argentina SA - Sponsored ADR (Materials)*	153,140	1,984,694

		5,692,554

Australia - 1.1%

DuluxGroup Ltd. (Materials)†	428,899	2,138,165

Bangladesh - 0.5%

Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	278,371	872,715

Canada - 1.4%

Kinaxis Inc. (Software & Services)*	45,400	2,699,571

China - 2.0%

51job Inc. - ADR (Commercial & Professional Services)*	16,445	1,145,230

Haitian International Holdings Ltd. (Capital Goods)†	942,000	2,184,125

Suofeiya Home Collection Co., Ltd., Class A (Consumer

Durables & Apparel)†	195,189	439,465

		3,768,820

Denmark - 0.7%

Chr Hansen Holding A/S (Materials)†	14,145	1,341,295

Egypt - 1.2%

Integrated Diagnostics Holdings plc (Health Care Equipment & Services)†	561,443	2,254,949

Finland - 1.5%

Vaisala OYJ, Class A (Technology Hardware & Equipment)†	138,215	2,903,509

France - 6.3%

Alten SA (Software & Services)†	45,197	4,327,064

Chargeurs SA (Consumer Durables & Apparel)†	33,633	747,905

IPSOS (Media & Entertainment)†	70,930	1,647,107

LISI (Capital Goods)†	66,535	2,110,162

Rubis SCA (Utilities)†	51,350	3,061,997

		11,894,235

Germany - 12.1%

Bechtle AG (Software & Services)	49,353	3,917,543

Bertrandt AG (Commercial & Professional Services)†	14,907	1,277,953

Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)†	72,258	6,546,437

	Shares	Value

COMMON STOCKS - 95.6% (continued)

Germany - 12.1% (continued)

FUCHS PETROLUB SE (Materials)†	34,509	$1,513,652

KWS Saat SE (Food Beverage & Tobacco)†	6,067	1,913,111

Pfeiffer Vacuum Technology AG (Capital Goods)†	11,416	1,596,949

Rational AG (Capital Goods)†	726	454,579

RIB Software SE (Software & Services)†	197,296	2,857,169

STRATEC SE (Health Care Equipment & Services)†	40,157	2,754,762

		22,832,155

Hong Kong - 2.3%

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	129,000	1,386,157

Pico Far East Holdings Ltd. (Media & Entertainment)†	5,777,000	2,150,161

Vitasoy International Holdings Ltd. (Food Beverage & Tobacco)†	192,900	790,722

		4,327,040

India - 3.3%

Bharti Infratel Ltd. (Telecommunication Services)†	196,965	810,072

Emami Ltd. (Household & Personal Products)†	78,708	455,078

Max Financial Services Ltd. (Insurance)*†	579,508	3,247,437

SH Kelkar & Co., Ltd. (Materials)†	720,057	1,715,569

		6,228,156

Indonesia - 0.9%

Tower Bersama Infrastructure Tbk PT (Telecommunication Services)†	4,622,600	1,627,867

Israel - 1.8%

CyberArk Software Ltd. (Software & Services)*	39,332	3,451,776

Italy - 2.9%

Danieli & C Officine Meccaniche SpA (RSP) (Capital Goods)†	45,179	733,112

DiaSorin SpA (Health Care Equipment & Services)†	11,103	1,016,306

Reply SpA (Software & Services)†	67,715	3,750,599

		5,500,017

Japan - 12.7%

ABC-Mart Inc. (Retailing)†	5,600	320,838

Ariake Japan Co., Ltd. (Food Beverage & Tobacco)†	49,800	3,016,698

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

	Shares	Value

COMMON STOCKS - 95.6% (continued)

Japan - 12.7% (continued)

BML Inc. (Health Care Equipment & Services)†	60,700	$1,673,846

Cosmos Pharmaceutical Corp. (Food & Staples Retailing)†	3,200	613,471

FINDEX Inc. (Health Care Equipment & Services)†	151,400	809,486

GMO Payment Gateway Inc. (Software & Services)†	39,500	2,053,817

Infomart Corp. (Software & Services)†	302,400	3,220,171

MISUMI Group Inc. (Capital Goods)†	36,800	839,467

MonotaRO Co., Ltd. (Capital Goods)†	23,400	497,375

Nakanishi Inc. (Health Care Equipment & Services)†	229,600	3,949,354

Nihon M&A Center Inc. (Commercial & Professional Services)†	55,700	1,399,227

Rinnai Corp. (Consumer Durables & Apparel)†	8,100	535,653

SMS Co., Ltd. (Commercial & Professional Services)†	154,800	2,551,346

Stanley Electric Co., Ltd. (Automobiles & Components)†	80,300	2,329,129

		23,809,878

Kenya - 0.4%

East African Breweries Ltd. (Food Beverage & Tobacco)†	313,200	661,905

Kuwait - 0.5%

Mabanee Co. SAK (Real Estate)†	488,364	1,002,949

Malaysia - 1.1%

Dialog Group Bhd. (Energy)†	2,764,640	2,024,494

Mexico - 1.1%

Grupo Herdez SAB de CV (Food Beverage & Tobacco)	977,838	2,134,934

Netherlands - 0.8%

ASM International NV (Semiconductors & Semiconductor Equipment)†	20,750	1,013,028

Brunel International NV (Commercial & Professional Services)†	34,069	476,771

		1,489,799

Nigeria - 0.6%

Nestle Nigeria plc (Food Beverage & Tobacco)	269,560	1,072,283

Norway - 1.6%

Tomra Systems ASA (Commercial & Professional Services)†	113,868	2,956,039

	Shares	Value

COMMON STOCKS - 95.6% (continued)

Peru - 0.3%

Alicorp SAA (Food Beverage & Tobacco)	189,492	$601,363

Philippines - 1.6%

International Container Terminal Services Inc. (Transportation)†	1,131,850	2,350,688

Security Bank Corp. (Banks)†	184,790	634,652

		2,985,340

Romania - 0.5%

Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	125,337	847,483

Russia - 1.3%

Moscow Exchange MICEX-RTS PJSC (Diversified Financials)†	1,773,125	2,513,508

South Africa - 0.7%

Tiger Brands Ltd. (Food Beverage & Tobacco)†	58,327	1,220,198

South Korea - 1.7%

Cheil Worldwide Inc. (Media & Entertainment)†	57,042	1,205,038

Coway Co., Ltd. (Consumer Durables & Apparel)†	7,690	576,388

Hankook Tire Co., Ltd. (Automobiles & Components)†	39,261	1,478,145

		3,259,571

Sweden - 3.1%

Alfa Laval AB (Capital Goods)†	81,680	1,850,731

Intrum AB (Commercial & Professional Services)†	110,902	3,170,211

Thule Group AB (Consumer Durables & Apparel)†	35,298	721,217

		5,742,159

Switzerland - 3.5%

Bossard Holding AG, Class A, Reg S (Capital Goods)†	15,201	2,395,854

LEM Holding SA, Reg S (Technology Hardware & Equipment)†	1,795	2,148,426

Temenos AG, Reg S (Software & Services)*†	6,789	917,930

VAT Group AG (Capital Goods)*†	10,120	1,048,405

		6,510,615

Taiwan - 2.3%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	65,517	494,890

Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	983,700	2,157,371

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

	Shares	Value

COMMON STOCKS - 95.6% (continued)

Taiwan - 2.3% (continued)

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	78,909	$906,223

Silergy Corp. (Semiconductors & Semiconductor Equipment)†	46,000	699,815

		4,258,299

Turkey - 0.7%

Anadolu Hayat Emeklilik AS (Insurance)†	1,237,628	1,392,546

Ukraine - 1.2%

Kernel Holding SA (Food Beverage & Tobacco)†	161,503	2,215,869

United Arab Emirates - 0.9%

Agthia Group PJSC (Food Beverage & Tobacco)†	1,535,887	1,634,584

United Kingdom - 15.3%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	291,747	5,083,890

Bank of Georgia Group plc (Banks)†	90,023	1,809,977

BBA Aviation plc (Transportation)†	580,674	1,804,864

Britvic plc (Food Beverage & Tobacco)†	171,244	1,979,233

Clarkson plc (Transportation)†	77,331	2,597,535

Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	110,327	3,427,156

Diploma plc (Capital Goods)†	141,724	2,359,781

EMIS Group plc (Health Care Equipment & Services)†	164,054	1,928,116

Rathbone Brothers plc (Diversified Financials)†	81,659	2,480,542

RPC Group plc (Materials)†	187,977	1,960,205

Senior plc (Capital Goods)†	1,152,793	3,422,263

		28,853,562

United States - 1.3%

Core Laboratories NV (Energy)	25,609	1,727,583

Sensata Technologies Holding plc (Capital Goods)*	12,984	616,740

		2,344,323

Vietnam - 1.4%

Hoa Phat Group JSC (Materials)*†	2,230,356	2,670,366

Total Common Stocks (Cost $156,850,355)		$179,734,891

	Shares	Value

PARTICIPATION NOTES - 1.2%

Saudi Arabia - 1.2%

Jarir Marketing Co., Issued by HSBC BANK PLC, Maturity Date 1/19/21 (Retailing)^†	53,324	$2,170,812

Total Participation Notes (Cost $1,877,654)		$2,170,812

SHORT TERM INVESTMENTS - 3.7%

Northern Institutional Funds - Treasury Portfolio, 2.25% (Money Market Funds)	7,050,145	7,050,145

Total Short Term Investments (Cost $7,050,145)		$7,050,145

Total Investments — 100.5%

(Cost $165,778,154)		$188,955,848

Liabilities Less Other Assets - (0.5)%		(911,081)

Net Assets — 100.0%		$188,044,767

Summary of Abbreviations

ADR	American Depositary Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
^

Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.2% of net assets as of January 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Small Companies Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	2.0%

Banks	1.3

Capital Goods	10.7

Commercial & Professional Services	6.9

Consumer Durables & Apparel	2.1

Diversified Financials	2.7

Energy	2.5

Food & Staples Retailing	0.3

Food Beverage & Tobacco	9.2

Health Care Equipment & Services	11.1

Household & Personal Products	0.2

Insurance	2.5

Materials	7.1

Media & Entertainment	2.7

Pharmaceuticals, Biotechnology & Life Sciences	5.0

Real Estate	0.5

Retailing	1.3

Semiconductors & Semiconductor Equipment	2.8

Software & Services	16.4

Technology Hardware & Equipment	3.0

Telecommunication Services	1.3

Transportation	3.6

Utilities	1.6

Money Market Fund	3.7

Total Investments	100.5

Liabilities Less Other Assets	(0.5)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS - 90.9%

Brazil - 3.2%

Ambev SA - ADR (Food Beverage & Tobacco)	9,982,392	$48,015,305

B3 SA - Brasil Bolsa Balcao (Diversified Financials)*	3,937,000	33,970,550

Raia Drogasil SA (Food & Staples Retailing)*	1,311,500	22,294,637

WEG SA (Capital Goods)	9,865,270	50,960,103

		155,240,595

Chile - 0.5%

Banco Santander Chile - ADR (Banks)	780,609	25,244,895

China - 24.1%

51job Inc. - ADR (Commercial & Professional Services)*	1,128,935	78,619,033

AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	4,028,500	25,383,994

Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	1,037,289	174,772,824

Baidu Inc. - Sponsored ADR (Media & Entertainment)*	239,143	41,283,256

CNOOC Ltd. - Sponsored ADR (Energy)	440,572	73,703,290

CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	18,866,000	33,017,374

Ctrip.com International Ltd. - ADR (Retailing)*	1,068,759	35,589,675

ENN Energy Holdings Ltd. (Utilities)†	10,321,200	99,348,304

Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)†	12,249,968	55,833,972

Han’s Laser Technology Industry Group Co., Ltd., Class A (Capital Goods)†	8,586,377	41,052,074

JD.com Inc. - ADR (Retailing)*	672,028	16,699,896

Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	1,444,926	12,918,605

Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	9,393,698	61,853,140

Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	4,782,000	46,733,421

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	6,921,000	82,561,900

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	15,294,757	13,172,602

	Shares	Value

COMMON STOCKS - 90.9% (continued)

China - 24.1% (continued)

Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	4,447,000	$44,713,430

Tencent Holdings Ltd. (Media & Entertainment)†	4,523,800	203,538,469

Weibo Corp. - Sponsored ADR (Media & Entertainment)*	408,982	24,808,848

		1,165,604,107

Czech Republic - 1.0%

Komercni banka AS (Banks)†	1,225,505	49,332,134

Egypt - 0.7%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	6,988,250	33,920,623

Hong Kong - 6.9%

AIA Group Ltd. (Insurance)† ASM Pacific Technology Ltd. (Semiconductors &	13,029,015	117,087,096

Semiconductor Equipment)† Hong Kong Exchanges & Clearing Ltd. (Diversified	3,087,169	33,172,868

Financials)† Sands China Ltd. (Consumer	2,428,349	75,589,080

Services)†	17,222,938	82,339,780

Techtronic Industries Co., Ltd. (Consumer Durables & Apparel)†	4,204,000	24,471,819

		332,660,643

India - 4.2%

Housing Development Finance Corp., Ltd. (Banks)†	3,801,672	102,881,037

Kotak Mahindra Bank Ltd. (Banks)†	3,000,404	53,012,536

Maruti Suzuki India Ltd. (Automobiles & Components)†	487,415	45,560,129

		201,453,702

Indonesia - 3.7%

Astra International Tbk PT (Automobiles & Components)†	91,182,400	55,284,080

Bank Central Asia Tbk PT (Banks)†	24,756,233	49,933,904

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	274,140,700	75,734,069

		180,952,053

Italy - 1.2%

Tenaris SA - ADR (Energy)	2,270,962	56,705,921

Kenya - 1.2%

East African Breweries Ltd. (Food Beverage & Tobacco)†	5,909,965	12,489,893

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

	Shares	Value

COMMON STOCKS - 90.9% (continued)

Kenya - 1.2% (continued)

Safaricom plc (Telecommunication Services)†	187,315,427	$44,330,184

		56,820,077

Mexico - 4.6%

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	534,620	48,661,112

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	287,308	52,275,691

Grupo Financiero Banorte SAB de CV, Series O (Banks)	12,108,900	67,224,350

Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	21,408,700	56,202,421

		224,363,574

Panama - 1.0%

Copa Holdings SA, Class A (Transportation)	508,195	48,202,296

Peru - 1.4%

Credicorp Ltd. (Banks)	285,387	69,286,256

Russia - 8.1%

LUKOIL PJSC - Sponsored ADR (Energy)	1,561,219	125,209,764

Novatek PJSC - Sponsored GDR, Reg S (Energy)†	636,355	116,902,977

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	8,921,937	121,234,590

Yandex NV, Class A (Media & Entertainment)*	849,794	28,536,083

		391,883,414

South Africa - 6.1%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,484,163	16,300,462

Discovery Ltd. (Insurance)†	5,573,448	67,239,478

Naspers Ltd., Class N (Media & Entertainment)†	336,554	77,880,161

Sasol Ltd. (Materials)†	1,629,322	49,316,160

Standard Bank Group Ltd. (Banks)†	5,584,018	82,322,508

		293,058,769

South Korea - 8.7%

Amorepacific Corp. (Household & Personal Products)†	202,870	33,150,596

Coway Co., Ltd. (Consumer Durables & Apparel)†	531,256	39,819,171

Hankook Tire Co., Ltd. (Automobiles & Components)†	1,613,227	60,736,690

	Shares	Value

COMMON STOCKS - 90.9% (continued)

South Korea - 8.7% (continued)

LG Household & Health Care Ltd. (Household & Personal Products)†	88,162	$100,741,798

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	180,251	185,741,658

		420,189,913

Taiwan - 7.5%

Airtac International Group (Capital Goods)†	3,117,515	37,178,435

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	4,700,031	53,977,046

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	8,935,031	20,649,989

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	372,000	46,986,199

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	27,377,277	202,888,306

		361,679,975

Thailand - 1.6%

Siam Commercial Bank pcl, Reg S (Banks)	17,886,370	76,142,665

United Arab Emirates - 1.7%

DP World Ltd. (Transportation)†	2,657,243	47,289,986

Emaar Properties PJSC (Real Estate)†	29,216,820	34,358,293

		81,648,279

United Kingdom - 1.5%

Bank of Georgia Group plc (Banks)†	677,553	13,622,692

Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	1,741,747	58,490,940

		72,113,632
United States - 2.0%

EPAM Systems Inc. (Software & Services)*	670,827	94,908,604

Total Common Stocks (Cost $3,618,214,833)		$4,391,412,127

PREFERRED STOCKS - 6.3%

Brazil - 4.3%

Banco Bradesco SA - ADR (Banks)*	7,220,667	89,680,684

Cia Brasileira de Distribuicao - Sponsored ADR (Food & Staples Retailing)*	1,235,595	33,039,810

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

	Shares	Value

PREFERRED STOCKS - 6.3% (continued)

Brazil - 4.3% (continued)

Itau Unibanco Holding SA - Sponsored ADR, 0.45% (Banks)+	8,287,864	$88,182,873

		210,903,367

Colombia - 1.1%

Bancolombia SA - Sponsored ADR, 2.63% (Banks)+	1,206,407	53,805,752

South Korea - 0.9%

Samsung Electronics Co., Ltd. - GDR, Reg S, 3.75% (Technology Hardware & Equipment)+†	51,745	43,095,051

Total Preferred Stocks (Cost $176,089,645)		$307,804,170

SHORT TERM INVESTMENTS - 2.6%

Northern Institutional Funds - Prime Obligations Portfolio, 2.53% (Money Market Funds)	81,700,000	81,700,000

Northern Institutional Funds - Treasury Portfolio, 2.25% (Money Market Funds)	43,753,772	43,753,772

Total Short Term Investments (Cost $125,453,772)		$125,453,772

Total Investments — 99.8%

(Cost $3,919,758,250)		$4,824,670,069
Other Assets Less Liabilities - 0.2%		7,756,173

Net Assets — 100.0%		$4,832,426,242

Summary of Abbreviations

ADR	American Depositary Receipt.

CDI	Chess Depository Interest.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets

Automobiles & Components	3.3%

Banks	21.8

Capital Goods	2.7

Commercial & Professional Services	1.6

Consumer Durables & Apparel	5.4

Consumer Services	1.7

Diversified Financials	2.3

Energy	7.7

Food & Staples Retailing	2.3

Food Beverage & Tobacco	3.5

Household & Personal Products	2.8

Insurance	4.8

Materials	1.0

Media & Entertainment	7.8

Pharmaceuticals, Biotechnology & Life Sciences	1.6

Real Estate	0.7

Retailing	4.7

Semiconductors & Semiconductor Equipment	4.9

Software & Services	2.0

Technology Hardware & Equipment	8.7

Telecommunication Services	0.9

Transportation	3.0

Utilities	2.0

Money Market Funds	2.6

Total Investments	99.8

Other Assets Less Liabilities	0.2

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS - 91.6%

Brazil - 3.2%

Ambev SA - ADR (Food Beverage & Tobacco)	7,785,445	$37,447,990

B3 SA - Brasil Bolsa Balcao (Diversified Financials)*	3,065,600	26,451,643

Raia Drogasil SA (Food & Staples Retailing)*	1,021,200	17,359,728

WEG SA (Capital Goods)	7,681,630	39,680,278

		120,939,639

Chile - 0.5%

Banco Santander Chile - ADR (Banks)	608,770	19,687,622

China - 24.3%

51job Inc. - ADR (Commercial & Professional Services)*	879,050	61,217,042

AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	3,136,500	19,763,410

Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	807,690	136,087,688

Baidu Inc. - Sponsored ADR (Media & Entertainment)*	186,210	32,145,432

CNOOC Ltd. - Sponsored ADR (Energy)	343,053	57,389,336

CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	14,690,000	25,708,959

Ctrip.com International Ltd. - ADR (Retailing)*	833,481	27,754,917

ENN Energy Holdings Ltd. (Utilities)†	8,036,700	77,358,497

Hangzhou Hikvision Digital Technology Co., Ltd., Class A (Technology Hardware & Equipment)†	9,538,500	43,475,407

Han’s Laser Technology Industry Group Co., Ltd., Class A (Capital Goods)†	6,685,780	31,965,185

JD.com Inc. - ADR (Retailing)*	524,087	13,023,562

Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	1,127,508	10,080,676

Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	7,369,400	48,524,078

Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	3,729,500	36,447,573

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	5,429,000	64,763,554

Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	11,908,788	10,256,438

	Shares	Value

COMMON STOCKS - 91.6% (continued)

China - 24.3% (continued)

Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	3,462,700	$34,816,550

Tencent Holdings Ltd. (Media & Entertainment)†	3,522,500	158,487,169

Weibo Corp. - Sponsored ADR (Media & Entertainment)*	318,456	19,317,541

		908,583,014

Czech Republic - 1.0%

Komercni banka AS (Banks)†	954,245	38,412,689

Egypt - 0.7%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	5,441,431	26,412,439

Hong Kong - 6.9%

AIA Group Ltd. (Insurance)†	10,144,989	91,169,386

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	2,403,823	25,830,041

Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	1,890,851	58,857,968

Sands China Ltd. (Consumer Services)†	13,438,544	64,247,271

Techtronic Industries Co., Ltd. (Consumer Durables & Apparel)†	3,272,000	19,046,573

		259,151,239

India - 4.2%

Housing Development Finance Corp., Ltd. (Banks)†	2,960,188	80,108,755

Kotak Mahindra Bank Ltd. (Banks)†	2,336,277	41,278,431

Maruti Suzuki India Ltd. (Automobiles & Components)†	382,381	35,742,288

		157,129,474

Indonesia - 3.8%

Astra International Tbk PT (Automobiles & Components)†	71,533,200	43,370,729

Bank Central Asia Tbk PT (Banks)†	19,276,510	38,881,174

Bank Rakyat Indonesia Persero Tbk PT (Banks)†	213,460,790	58,970,646

		141,222,549

Italy - 1.2%

Tenaris SA - ADR (Energy)	1,768,294	44,154,301

Kenya - 1.2%

East African Breweries Ltd. (Food Beverage & Tobacco)†	4,587,950	9,695,997

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

	Shares	Value

COMMON STOCKS - 91.6% (continued)

Kenya - 1.2% (continued)

Safaricom plc (Telecommunication Services)†	145,853,901	$34,517,874

		44,213,871

Mexico - 4.7%

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	416,284	37,890,170

Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	223,714	40,704,762

Grupo Financiero Banorte SAB de CV, Series O (Banks)	9,428,640	52,344,490

Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	16,670,000	43,762,319

		174,701,741

Panama - 1.0%

Copa Holdings SA, Class A (Transportation)	395,708	37,532,904

Peru - 1.4%

Credicorp Ltd. (Banks)	222,218	53,950,086

Russia - 8.2%

LUKOIL PJSC - Sponsored ADR (Energy)	1,215,650	97,495,130

Novatek PJSC - Sponsored GDR, Reg S (Energy)†	495,500	91,026,904

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	6,947,104	94,399,826

Yandex NV, Class A (Media & Entertainment)*	661,696	22,219,752

		305,141,612

South Africa - 6.1%

Aspen Pharmacare Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,152,196	12,654,491

Discovery Ltd. (Insurance)†	4,339,789	52,356,305

Naspers Ltd., Class N (Media & Entertainment)†	262,060	60,641,903

Sasol Ltd. (Materials)†	1,268,679	38,400,253

Standard Bank Group Ltd. (Banks)†	4,348,019	64,100,765

		228,153,717

South Korea - 8.8%

Amorepacific Corp. (Household & Personal Products)†	157,965	25,812,756

Coway Co., Ltd. (Consumer Durables & Apparel)†	416,337	31,205,660

Hankook Tire Co., Ltd. (Automobiles & Components)†	1,264,462	47,605,971

	Shares	Value

COMMON STOCKS - 91.6% (continued)

South Korea - 8.8% (continued)

LG Household & Health Care Ltd. (Household & Personal Products)†	68,648	$78,443,354

Samsung Electronics Co., Ltd. - GDR (Technology Hardware & Equipment)†	140,570	144,851,928

		327,919,669

Taiwan - 7.6%

Airtac International Group (Capital Goods)†	2,427,397	28,948,320

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	3,687,216	42,345,471

Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	6,957,136	16,078,823

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	290,001	36,629,152

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	21,317,637	157,981,353

		281,983,119

Thailand - 1.6%

Siam Commercial Bank pcl, Reg S (Banks)	13,927,300	59,288,818

United Arab Emirates - 1.7%

DP World Ltd. (Transportation)†	2,069,074	36,822,557

Emaar Properties PJSC (Real Estate)†	22,749,802	26,753,232

		63,575,789

United Kingdom - 1.5%

Bank of Georgia Group plc (Banks)†	527,580	10,607,377

Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	1,356,219	45,544,229

		56,151,606

United States - 2.0%

EPAM Systems Inc. (Software & Services)*	522,342	73,900,946

Total Common Stocks (Cost $2,618,424,456)		$3,422,206,844

PREFERRED STOCKS - 6.4%

Brazil - 4.4%

Banco Bradesco SA - ADR (Banks)*	5,622,403	69,830,245

Cia Brasileira de Distribuicao - Sponsored ADR (Food & Staples Retailing)*	962,101	25,726,581

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

	Shares	Value

PREFERRED STOCKS - 6.4% (continued)

Brazil - 4.4% (continued)

Itau Unibanco Holding SA - Sponsored ADR, 0.45% (Banks)+	6,453,381	$68,663,974

		164,220,800

Colombia - 1.1%

Bancolombia SA - Sponsored ADR, 2.63% (Banks)+	939,374	41,896,080

South Korea - 0.9%

Samsung Electronics Co., Ltd. -

GDR, Reg S, 3.75% (Technology Hardware & Equipment)+†	40,028	33,336,722

Total Preferred Stocks (Cost $116,140,291)		$239,453,602

SHORT TERM INVESTMENTS - 1.9%

Northern Institutional Funds - Prime Obligations Portfolio, 2.53% (Money Market Funds)	61,000,000	61,000,000

Northern Institutional Funds - Treasury Portfolio, 2.25% (Money Market Funds)	11,682,110	11,682,110

Total Short Term Investments (Cost $72,682,110)		$72,682,110

Total Investments — 99.9%

(Cost $2,807,246,857)		$3,734,342,556

Other Assets Less Liabilities - 0.1%		2,618,006

Net Assets — 100.0%		$3,736,960,562

Summary of Abbreviations

ADR	American Depositary Receipt.

CDI	Chess Depository Interest.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets

Automobiles & Components	3.4%

Banks	21.9

Capital Goods	2.7

Commercial & Professional Services	1.7

Consumer Durables & Apparel	5.5

Consumer Services	1.7

Diversified Financials	2.3

Energy	7.8

Food & Staples Retailing	2.3

Food Beverage & Tobacco	3.5

Household & Personal Products	2.8

Insurance	4.8

Materials	1.0

Media & Entertainment	7.8

Pharmaceuticals, Biotechnology & Life Sciences	1.6

Real Estate	0.7

Retailing	4.7

Semiconductors & Semiconductor Equipment	4.9

Software & Services	2.0

Technology Hardware & Equipment	8.8

Telecommunication Services	0.9

Transportation	3.1

Utilities	2.1

Money Market Funds	1.9

Total Investments	99.9
Other Assets Less Liabilities	0.1

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS - 87.7%

Argentina - 10.6%

Banco Macro SA - ADR (Banks)	161,921	$9,370,368

Cablevision Holding SA - Sponsored GDR (Media & Entertainment)#*†	90,490	664,550

Globant SA (Software & Services)*	186,602	12,614,295

Grupo Financiero Galicia SA - ADR (Banks)	249,971	9,126,441

Loma Negra Cia Industrial Argentina SA - Sponsored ADR (Materials)*	227,378	2,946,819

Telecom Argentina SA - Sponsored ADR (Telecommunication Services)	268,337	4,424,877

		39,147,350

Bangladesh - 3.2%

GrameenPhone Ltd. (Telecommunication Services)†	307,340	1,457,202

Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	3,304,759	10,360,685

		11,817,887

Colombia - 5.4%

Cementos Argos SA - Sponsored ADR (Materials)#†	421,034	5,478,200

Ecopetrol SA - Sponsored ADR (Energy)	651,094	12,273,122

Grupo Nutresa SA (Food Beverage & Tobacco)	259,856	2,221,120

		19,972,442

Croatia - 0.5%

Ericsson Nikola Tesla (Technology Hardware & Equipment)†	11,981	1,856,665

Egypt - 4.2%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	1,842,625	8,944,012

Edita Food Industries SAE (Food Beverage & Tobacco)	2,311,352	1,862,939

Integrated Diagnostics Holdings plc (Health Care Equipment & Services)†	1,124,319	4,515,653

		15,322,604

Estonia - 0.7%

Tallink Grupp AS (Transportation)†	2,121,855	2,647,781

Kazakhstan - 1.0%

Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)†	346,641	3,502,895

	Shares	Value

COMMON STOCKS - 87.7% (continued)

Kenya - 4.3%

East African Breweries Ltd. (Food Beverage & Tobacco)†	786,100	$1,661,314

Safaricom plc (Telecommunication Services)†	59,637,550	14,113,859

		15,775,173

Kuwait - 3.9%

Mabanee Co. SAK (Real Estate)†	1,942,288	3,988,859

National Bank of Kuwait SAKP (Banks)†	3,681,087	10,548,763

		14,537,622

Morocco - 2.8%

Attijariwafa Bank (Banks)†	82,354	3,899,956

Maroc Telecom (Telecommunication Services)†	202,734	3,162,051

Societe d’Exploitation des Ports (Transportation)†	182,848	3,434,636

		10,496,643

Nigeria - 4.7%

Dangote Cement plc (Materials)	5,816,866	3,053,051

Guaranty Trust Bank plc (Banks)†	64,991,743	6,005,819

Lafarge Africa plc (Materials)	1,100,000	37,983

Nestle Nigeria plc (Food Beverage & Tobacco)	467,797	1,860,850

Nigerian Breweries plc (Food Beverage & Tobacco)	1,694,100	346,308

Zenith Bank plc (Banks)†	93,817,157	5,831,183

		17,135,194

Pakistan - 1.8%

Engro Corp., Ltd. (Materials)†	439,992	1,067,764

MCB Bank Ltd. (Banks)†	1,175,400	1,767,709

Oil & Gas Development Co., Ltd. (Energy)†	1,011,100	1,100,408

Pakistan Petroleum Ltd. (Energy)†	2,076,571	2,842,850

		6,778,731

Peru - 8.9%

Alicorp SAA (Food Beverage & Tobacco)	3,811,524	12,096,076

Cementos Pacasmayo SAA, Class C (Materials)	454,952	922,893

Credicorp Ltd. (Banks)	64,000	15,537,920

Ferreycorp SAA (Capital Goods)	5,360,292	4,059,485

		32,616,374

Philippines - 19.2%

Bank of the Philippine Islands (Banks)†	4,628,424	8,083,614

BDO Unibank Inc. (Banks)†	2,506,348	6,500,317

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

	Shares	Value

COMMON STOCKS - 87.7% (continued)

Philippines - 19.2% (continued)

International Container Terminal Services Inc. (Transportation)†	2,315,620	$4,809,206

Jollibee Foods Corp. (Consumer Services)†	2,755,040	16,710,484

Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	6,197,740	10,454,076

Security Bank Corp. (Banks)†	2,241,200	7,697,290

SM Prime Holdings Inc. (Real Estate)†	19,152,400	14,006,121

Universal Robina Corp. (Food Beverage & Tobacco)†	906,820	2,577,411

		70,838,519

Romania - 1.8%

Banca Transilvania SA (Banks)†	8,632,529	3,280,372

Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	485,829	3,284,999

		6,565,371

Slovenia - 0.7%

Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	37,932	2,490,397

Sri Lanka - 0.4%

Commercial Bank of Ceylon plc (Banks)†	564,191	360,800

John Keells Holdings plc (Capital Goods)†	1,066,675	944,143

		1,304,943

Thailand - 0.9%

Home Product Center pcl, Reg S (Retailing)	5,434,494	2,713,551

Siam Commercial Bank pcl, Reg S (Banks)	142,700	607,477

		3,321,028

Ukraine - 1.4%

Kernel Holding SA (Food Beverage & Tobacco)†	235,797	3,235,204

MHP SE - GDR (Food Beverage & Tobacco)†	177,842	1,964,649

		5,199,853

United Arab Emirates - 3.8%

Agthia Group PJSC (Food Beverage & Tobacco)†	4,478,908	4,766,724

DP World Ltd. (Transportation)†	199,891	3,557,388

Emaar Properties PJSC (Real Estate)†	4,756,092	5,593,052

		13,917,164

United Kingdom - 0.4%

Bank of Georgia Group plc (Banks)†	81,629	1,641,210

	Shares	Value

COMMON STOCKS - 87.7% (continued)

Vietnam - 7.1%

Hoa Phat Group JSC (Materials)*†	9,884,522	$11,834,566

Masan Group Corp. (Food Beverage & Tobacco)*†	1,114,470	3,735,512

Vietnam Dairy Products JSC (Food Beverage & Tobacco)†	1,827,360	10,640,864

		26,210,942

Total Common Stocks (Cost $278,720,456)		$323,096,788

PREFERRED STOCKS - 2.5%

Colombia - 2.5%

Bancolombia SA - Sponsored ADR, 2.63% (Banks)+	204,316	9,112,494

Total Preferred Stocks (Cost $7,001,510)		$9,112,494

PARTICIPATION NOTES - 9.2%

Saudi Arabia - 9.2%

Al Rajhi Bank, Issued by JP Morgan Structured Products, Maturity Date 12/5/19 (Banks)^†	553,502	14,920,362

Herfy Food Services Co., Issued by JP Morgan Structured Products, Maturity Date 1/11/28 (Consumer Services)^†	158,349	2,028,278

Jarir Marketing Co., Issued by HSBC BANK PLC, Maturity Date 1/19/21 (Retailing)^†	365,209	14,867,604

National Commercial Bank, Issued by HSBC BANK PLC, Maturity Date 11/9/20 (Banks)^†	140,693	1,934,310

		33,750,554

Total Participation Notes (Cost $25,036,632)		$33,750,554

RIGHTS - 0.0%

Nigeria - 0.0%

Lafarge Africa plc (Materials)*	942,857	$26

Total Rights (Cost $0)		$26

SHORT TERM INVESTMENTS - 1.1%

Northern Institutional Funds - Treasury Portfolio, 2.25% (Money Market Funds)	4,243,625	4,243,625

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

	Shares	Value

SHORT TERM INVESTMENTS - 1.1% (continued)

Total Short Term Investments (Cost $4,243,625)		$4,243,625

Total Investments — 100.5%

(Cost $315,002,223)		$370,203,487

Liabilities Less Other Assets - (0.5)%		(1,682,850)

Net Assets — 100.0%		$368,520,637

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#

Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^

Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 9.2% of net assets as of January 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets

Banks	34.9%

Capital Goods	1.4

Consumer Services	5.1

Energy	5.3

Food & Staples Retailing	2.8

Food Beverage & Tobacco	12.8

Health Care Equipment & Services	1.2

Materials	6.9

Media & Entertainment	0.2

Pharmaceuticals, Biotechnology & Life Sciences	3.5

Real Estate	6.4

Retailing	4.8

Software & Services	3.4

Technology Hardware & Equipment	0.5

Telecommunication Services	6.3

Transportation	3.9

Money Market Fund	1.1

Total Investments	100.5

Liabilities Less Other Assets	(0.5)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS - 97.8%

Argentina - 0.8%

Banco Macro SA - ADR (Banks)	250	$14,467

Globant SA (Software & Services)*	290	19,604

Telecom Argentina SA - Sponsored ADR(Telecommunication Services)	938	15,468

		49,539

Australia - 0.5%

Cochlear Ltd. (Health Care Equipment & Services)†	83	11,671

DuluxGroup Ltd. (Materials)†	4,340	21,636

		33,307

Belgium - 0.6%

Anheuser-Busch InBev SA (Food Beverage & Tobacco)†	463	35,352

Brazil - 0.5%

Ambev SA - ADR (Food Beverage & Tobacco)	1,430	6,878

Ultrapar Participacoes SA - Sponsored ADR (Energy)	936	14,770

WEG SA (Capital Goods)	1,900	9,815

		31,463

Canada - 1.9%

Alimentation Couche-Tard Inc. (Food & Staples Retailing)	800	43,423

Canadian National Railway Co. (Transportation)	600	50,112

Cenovus Energy Inc. (Energy)	1,500	11,713

Encana Corp. (Energy)	2,037	14,015

		119,263

China - 4.8%

51job Inc. - ADR (Commercial & Professional Services)*	133	9,262

AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	1,670	10,523

Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	55	9,267

ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	3,000	15,706

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	984	51,630

CNOOC Ltd. - Sponsored ADR (Energy)	119	19,908

CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	4,000	7,000

Ctrip.com International Ltd. - ADR (Retailing)*	481	16,017

	Shares	Value

COMMON STOCKS - 97.8% (continued)

China - 4.8% (continued)

ENN Energy Holdings Ltd. (Utilities)†	2,000	$19,251

Gree Electric Appliances Inc. of Zhuhai, Class A (Consumer Durables & Apparel)*†	1,700	10,694

Haitian International Holdings Ltd. (Capital Goods)†	4,000	9,274

Han’s Laser Technology Industry Group Co., Ltd., Class A (Capital Goods)†	1,900	9,084

Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	2,200	7,937

JD.com Inc. - ADR (Retailing)*	270	6,710

Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	600	8,460

Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	1,500	9,877

New Oriental Education & Technology Group Inc. - Sponsored ADR (Consumer Services)*	213	16,410

Ping An Insurance Group Company of China Ltd., Class A (Insurance)†	1,100	10,450

Shanghai International Airport Co., Ltd., Class A (Transportation)†	1,200	8,928

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	1,000	11,929

Songcheng Performance Development Co., Ltd., Class A (Consumer Services)†	2,900	8,413

Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	1,100	11,060

Tingyi Cayman Islands Holding Corp. (Food Beverage & Tobacco)†	6,000	8,466

		296,256

Colombia - 0.6%

Cementos Argos SA - Sponsored ADR (Materials)#†	743	9,667

Ecopetrol SA - Sponsored ADR (Energy)	800	15,080

Grupo Nutresa SA (Food Beverage & Tobacco)	1,370	11,710

		36,457

Denmark - 0.9%

Chr Hansen Holding A/S (Materials)†	150	14,224

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

	Shares	Value

COMMON STOCKS - 97.8% (continued)

Denmark - 0.9% (continued)

Coloplast A/S, Class B (Health Care Equipment & Services)†	318	$29,047

Novozymes A/S, Class B (Materials)†	290	12,112

		55,383

Egypt - 0.5%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	6,189	30,041

France - 1.1%

Air Liquide SA (Materials)†	105	12,755

Dassault Systemes SE (Software & Services)†	130	16,351

EssilorLuxottica SA (Consumer Durables & Apparel)†	320	40,553

		69,659

Germany - 2.5%

adidas AG (Consumer Durables & Apparel)†	60	14,264

Allianz SE, Reg S (Insurance)†	60	12,699

Bayer AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	403	30,532

Bayerische Motoren Werke AG (Automobiles & Components)†	350	29,429

FUCHS PETROLUB SE (Materials)†	220	9,650

Henkel AG & Co. KGaA (Household & Personal Products)†	90	8,240

Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	1,190	26,444

SAP SE - Sponsored ADR (Software & Services)	110	11,376

Symrise AG (Materials)†	160	13,297

		155,931

Hong Kong - 1.3%

AIA Group Ltd. (Insurance)†	1,600	14,379

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	1,000	10,745

Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	400	12,451

Sands China Ltd. (Consumer Services)†	6,400	30,597

Techtronic Industries Co., Ltd. (Consumer Durables & Apparel)†	2,500	14,553

		82,725

	Shares	Value

COMMON STOCKS - 97.8% (continued)

India - 2.4%

Asian Paints Ltd. (Materials)†	460	$9,196

Bharti Infratel Ltd. (Telecommunication Services)†	4,020	16,533

Emami Ltd. (Household & Personal Products)†	2,197	12,703

Hero Motocorp Ltd. (Automobiles & Components)†	1,041	38,285

Housing Development Finance Corp., Ltd. (Banks)†	390	10,554

ICICI Bank Ltd. - Sponsored ADR (Banks)	1,034	10,557

ITC Ltd. (Food Beverage & Tobacco)†	3,613	14,177

Kotak Mahindra Bank Ltd. (Banks)†	590	10,424

Max Financial Services Ltd. (Insurance)*†	1,630	9,134

Pidilite Industries Ltd. (Materials)†	1,120	17,644

		149,207

Indonesia - 1.4%

Astra International Tbk PT (Automobiles & Components)†	16,000	9,701

Bank Central Asia Tbk PT (Banks)†	28,000	56,477

Unilever Indonesia Tbk PT (Household & Personal Products)†	5,500	19,714

		85,892

Israel - 0.8%

Check Point Software Technologies Ltd. (Software & Services)*	450	50,364

Italy - 0.7%

FinecoBank Banca Fineco SpA (Banks)†	2,542	27,619

Tenaris SA - ADR (Energy)	720	17,979

		45,598

Japan - 8.8%

ABC-Mart Inc. (Retailing)†	700	40,105

Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	300	17,689

Daito Trust Construction Co., Ltd. (Real Estate)†	100	13,913

Dentsu Inc. (Media & Entertainment)†	500	23,714

FANUC Corp. (Capital Goods)†	200	33,735

Fast Retailing Co., Ltd. (Retailing)†	30	13,741

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

	Shares	Value

COMMON STOCKS - 97.8% (continued)

Japan - 8.8% (continued)

Hakuhodo DY Holdings Inc. (Media & Entertainment)†	3,100	$47,599

JGC Corp. (Capital Goods)†	1,600	24,400

Kakaku.com Inc. (Media & Entertainment)†	600	10,505

Keyence Corp. (Technology Hardware & Equipment)†	23	11,816

Komatsu Ltd. (Capital Goods)†	900	22,867

Kubota Corp. (Capital Goods)†	1,600	25,194

M3 Inc. (Health Care Equipment & Services)†	800	11,575

Makita Corp. (Capital Goods)†	1,200	42,473

MISUMI Group Inc. (Capital Goods)†	400	9,125

Nomura Research Institute Ltd. (Software & Services)†	330	13,460

Rinnai Corp. (Consumer Durables & Apparel)†	540	35,710

Shimano Inc. (Consumer Durables & Apparel)†	400	55,915

SMC Corp. (Capital Goods)†	40	13,132

Stanley Electric Co., Ltd. (Automobiles & Components)†	500	14,503

Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	500	20,763

Unicharm Corp. (Household & Personal Products)†	1,000	30,830

ZOZO Inc. (Retailing)†	700	14,107

		546,871

Mexico - 0.9%

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - ADR (Banks)	1,000	7,450

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	110	6,841

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	90	8,192

Grupo Bimbo SAB de CV, Series A (Food Beverage & Tobacco)	4,200	8,305

Grupo Financiero Banorte SAB de CV, Series O (Banks)	1,400	7,772

Grupo Televisa SAB - Sponsored ADR (Media & Entertainment)	710	8,882

Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	3,700	9,713

		57,155

Netherlands - 0.6%

Adyen NV (Software & Services)*†	25	18,638

	Shares	Value

COMMON STOCKS - 97.8% (continued)

Netherlands - 0.6% (continued)

ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	90	$15,753

		34,391

Pakistan - 1.2%

Engro Corp., Ltd. (Materials)†	3,800	9,222

Lucky Cement Ltd. (Materials)†	5,450	18,514

MCB Bank Ltd. (Banks)†	5,700	8,572

Oil & Gas Development Co., Ltd. (Energy)†	13,400	14,584

Pakistan Petroleum Ltd. (Energy)†	11,325	15,504

United Bank Ltd. (Banks)†	6,800	7,516

		73,912

Panama - 0.3%

Copa Holdings SA, Class A (Transportation)	198	18,780

Peru - 0.7%

Alicorp SAA (Food Beverage & Tobacco)	9,290	29,482

Credicorp Ltd. (Banks)	50	12,139

		41,621

Philippines - 2.0%

Bank of the Philippine Islands (Banks)†	16,850	29,429

BDO Unibank Inc. (Banks)†	3,320	8,610

International Container Terminal Services Inc. (Transportation)†	16,230	33,707

Jollibee Foods Corp. (Consumer Services)†	1,710	10,372

Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	10,510	17,728

Security Bank Corp. (Banks)†	3,360	11,540

SM Prime Holdings Inc. (Real Estate)†	12,800	9,361

		120,747

Qatar - 0.2%

Qatar Electricity & Water Co. QSC (Utilities)†	260	13,436

Russia - 0.8%

LUKOIL PJSC - Sponsored ADR (Energy)	130	10,426

Moscow Exchange MICEX-RTS PJSC (Diversified Financials)†	9,963	14,123

Novatek PJSC - Sponsored GDR, Reg S (Energy)†	50	9,185

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	620	8,425

Yandex NV, Class A (Media & Entertainment)*	274	9,201

		51,360

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

	Shares	Value

COMMON STOCKS - 97.8% (continued)

Singapore - 1.1%

DBS Group Holdings Ltd. ‘(Banks)†	2,400	$42,711

Oversea-Chinese Banking Corp. Ltd. (Banks)†	2,635	22,564

		65,275

South Africa - 0.8%

Clicks Group Ltd. (Food & Staples Retailing)†	851	12,638

Discovery Ltd. (Insurance)†	850	10,255

Standard Bank Group Ltd. (Banks)†	640	9,435

Tiger Brands Ltd. (Food Beverage & Tobacco)†	670	14,016

		46,344

South Korea - 0.8%

Coway Co., Ltd. (Consumer Durables & Apparel)†	90	6,746

Hankook Tire Co., Ltd. (Automobiles & Components)†	447	16,829

LG Household & Health Care Ltd. (Household & Personal Products)†	9	10,284

NAVER Corp. (Media & Entertainment)†	125	15,299

		49,158

Spain - 1.3%

Banco Bilbao Vizcaya Argentaria SA (Banks)†	3,607	21,369

Banco Santander SA (Banks)†	5,049	23,912

Bankinter SA (Banks)†	4,810	37,521

		82,802

Sweden - 2.5%

Alfa Laval AB (Capital Goods)†	520	11,782

Assa Abloy AB, Class B (Capital Goods)†	1,220	22,733

Atlas Copco AB, Class A (Capital Goods)†	544	14,152

Epiroc AB, Class A (Capital Goods)*†	1,467	14,113

Hexagon AB, Class B (Technology Hardware & Equipment)†	270	13,176

Intrum AB (Commercial & Professional Services)†	823	23,526

Skandinaviska Enskilda Banken AB, Class A (Banks)†	5,250	55,047

		154,529

Switzerland - 4.2%

Cie Financiere Richemont SA, Reg S (Consumer Durables & Apparel)†	140	9,659

Kuehne + Nagel International AG, Reg S (Transportation)†	285	38,587

	Shares	Value

COMMON STOCKS - 97.8% (continued)

Switzerland - 4.2% (continued)

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	60	$15,855

Nestle SA - Sponsored ADR (Food Beverage & Tobacco)	540	47,110

Novartis AG - Sponsored ADR (Pharmaceuticals, Biotechnology & Life Sciences)	540	47,261

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	225	59,765

SGS SA, Reg S (Commercial & Professional Services)†	8	19,309

Sonova Holding AG, Reg S (Health Care Equipment & Services)†	65	12,181

Temenos AG, Reg S (Software & Services)*†	98	13,250

		262,977

Taiwan - 1.6%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	4,000	30,214

Airtac International Group (Capital Goods)†	1,044	12,450

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	714	8,200

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	70	8,842

President Chain Store Corp. (Food & Staples Retailing)†	1,000	10,614

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	4,000	29,643

		99,963

Thailand - 0.1%

Siam Commercial Bank pcl, Reg S (Banks)	1,800	7,663

United Arab Emirates - 0.7%

DP World Ltd. (Transportation)†	1,836	32,675

Emaar Properties PJSC (Real Estate)†	9,900	11,642

		44,317

United Kingdom - 6.0%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	970	16,903

Bank of Georgia Group plc (Banks)†	320	6,434

BBA Aviation plc (Transportation)†	5,148	16,001

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

	Shares	Value

COMMON STOCKS - 97.8% (continued)

United Kingdom - 6.0% (continued)

Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	780	$24,230

Diageo plc (Food Beverage & Tobacco)†	1,040	39,656

HSBC Holdings plc - Sponsored ADR (Banks)	920	38,759

Jardine Lloyd Thompson Group plc (Insurance)†	1,462	36,437

Rathbone Brothers plc (Diversified Financials)†	363	11,027

Reckitt Benckiser Group plc (Household & Personal Products)†	567	43,640

Rightmove plc (Media & Entertainment)†	2,000	12,390

Royal Dutch Shell plc, Class B - Sponsored ADR (Energy)	790	49,612

Spirax-Sarco Engineering plc (Capital Goods)†	154	12,933

St. James’s Place plc (Diversified Financials)†	750	9,239

Standard Chartered plc (Banks)†	1,190	9,596

Unilever plc (Household & Personal Products)†	898	47,046

		373,903

United States - 41.9%

Abbott Laboratories (Health Care Equipment & Services)	220	16,056

Accenture plc, Class A (Software & Services)	380	58,349

Adobe Inc. (Software & Services)*	90	22,304

Air Products & Chemicals Inc. (Materials)	320	52,605

Allegion plc (Capital Goods)	450	38,637

Alphabet Inc., Class A (Media & Entertainment)*	45	50,665

Amazon.com Inc. (Retailing)*	20	34,375

AmerisourceBergen Corp. (Health Care Equipment & Services)	130	10,838

Amphenol Corp., Class A (Technology Hardware & Equipment)	700	61,544

ANSYS Inc. (Software & Services)*	78	12,819

Apple Inc. (Technology Hardware & Equipment)	350	58,254

Automatic Data Processing Inc. (Software & Services)	418	58,453

Booking Holdings Inc. (Retailing)*	7	12,830

BorgWarner Inc. (Automobiles & Components)	235	9,612

	Shares	Value

COMMON STOCKS - 97.8% (continued)

United States - 41.9% (continued)

Cisco Systems Inc. (Technology Hardware & Equipment)	845	$39,960

Cognex Corp. (Technology Hardware & Equipment)	273	12,422

Cognizant Technology Solutions Corp., Class A (Software & Services)	170	11,846

Colgate-Palmolive Co. (Household & Personal Products)	950	61,446

CVS Health Corp. (Health Care Equipment & Services)	870	57,028

Danaher Corp. (Health Care Equipment & Services)	605	67,107

Deere & Co. (Capital Goods)	200	32,800

eBay Inc. (Retailing)*	1,070	36,005

Ecolab Inc. (Materials)	400	63,268

Emerson Electric Co. (Capital Goods)	185	12,112

EnerSys (Capital Goods)	200	17,052

EPAM Systems Inc. (Software & Services)*	150	21,222

Facebook Inc., Class A (Media & Entertainment)*	270	45,006

First Republic Bank (Banks)	660	63,776

Fiserv Inc. (Software & Services)*	729	60,456

Gartner Inc. (Software & Services)*	450	61,150

Guidewire Software Inc. (Software & Services)*	152	13,175

Healthcare Services Group Inc. (Commercial & Professional Services)	622	27,132

HEICO Corp. (Capital Goods)	212	17,914

Helmerich & Payne Inc. (Energy)	180	10,078

IDEXX Laboratories Inc. (Health Care Equipment & Services)*	70	14,895

Illumina Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	60	16,787

IPG Photonics Corp. (Technology Hardware & Equipment)*	100	13,300

IQVIA Holdings Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	100	12,901

JPMorgan Chase & Co. (Banks)	295	30,533

Kansas City Southern (Transportation)	302	31,936

Linde plc (Materials)†	169	27,415

Lululemon Athletica Inc. (Consumer Durables & Apparel)*	290	42,865

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

	Shares	Value

COMMON STOCKS - 97.8% (continued)

United States - 41.9% (continued)

Mastercard Inc., Class A (Software & Services)	290	$61,228

McDonald’s Corp. (Consumer Services)	390	69,724

Merck & Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	880	65,498

Mettler-Toledo International Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	30	19,145

Microsoft Corp. (Software & Services)	400	41,772

NIKE Inc., Class B (Consumer Durables & Apparel)	156	12,773

NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	60	8,625

PayPal Holdings Inc. (Software & Services)*	240	21,302

Procter & Gamble Co. (Household & Personal Products)	769	74,185

Prudential Financial Inc. (Insurance)	460	42,384

Red Hat Inc. (Software & Services)*	120	21,341

Regeneron Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	82	35,200

Reinsurance Group of America Inc. (Insurance)	380	54,891

ResMed Inc. (Health Care Equipment & Services)	672	63,954

Rollins Inc. (Commercial & Professional Services)	600	22,344

salesforce.com Inc. (Software & Services)*	130	19,756

Schlumberger Ltd. (Energy)	280	12,379

Sensata Technologies Holding plc (Capital Goods)*	328	15,580

Signature Bank (Banks)	320	40,739

Synopsys Inc. (Software & Services)*	511	47,702

Texas Instruments Inc. (Semiconductors & Semiconductor Equipment)	110	11,075

Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	60	14,740

Tiffany & Co. (Retailing)	608	53,948

Tractor Supply Co. (Retailing)	729	62,257

UnitedHealth Group Inc. (Health Care Equipment & Services)	230	62,146

	Shares	Value

COMMON STOCKS - 97.8% (continued)

United States - 41.9% (continued)

Verisk Analytics Inc. (Commercial & Professional Services)*	249	$29,235

Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	69	13,173

Visa Inc., Class A (Software & Services)	260	35,103

Walgreens Boots Alliance Inc. (Food & Staples Retailing)	550	39,743

Walt Disney Co. (Media & Entertainment)	460	51,299

Workday Inc., Class A (Software & Services)*	140	25,414

Zoetis Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	380	32,741

		2,600,324

Total Common Stocks (Cost $5,409,412)		$6,071,965

PREFERRED STOCKS - 0.9%

Brazil - 0.6%

Banco Bradesco SA - ADR (Banks)*	1,052	13,066

Cia Brasileira de Distribuicao - Sponsored ADR (Food & Staples Retailing)*	433	11,578

Itau Unibanco Holding SA - Sponsored ADR, 0.45% (Banks)+	1,095	11,651

		36,295

Colombia - 0.2%

Bancolombia SA - Sponsored ADR, 2.63% (Banks)+	187	8,340

South Korea - 0.1%

Samsung Electronics Co., Ltd. - GDR, Reg S, 3.75% (Technology Hardware & Equipment)+†	9	7,496

Total Preferred Stocks (Cost $41,017)		$52,131

SHORT TERM INVESTMENTS - 1.6%

Northern Institutional Funds - Treasury Portfolio, 2.25% (Money Market Funds)	99,833	99,833

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

Shares	Value

SHORT TERM INVESTMENTS - 1.6% (continued)

Total Short Term Investments (Cost $99,833)	$99,833

Total Investments — 100.3%

(Cost $5,550,262)	$6,223,929

Liabilities Less Other Assets - (0.3)%	(16,254)

Net Assets — 100.0%	$6,207,675

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
#

Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.

+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets

Automobiles & Components	1.9%

Banks	11.3

Capital Goods	6.8

Commercial & Professional Services	2.1

Consumer Durables & Apparel	4.7

Consumer Services	2.2

Diversified Financials	0.8

Energy	3.5

Food & Staples Retailing	2.7

Food Beverage & Tobacco	4.0

Health Care Equipment & Services	5.7

Household & Personal Products	5.0

Insurance	3.1

Materials	4.7

Media & Entertainment	4.4

Pharmaceuticals, Biotechnology & Life Sciences	6.9

Real Estate	0.6

Retailing	4.8

Semiconductors & Semiconductor Equipment	1.6

Software & Services	11.9

Technology Hardware & Equipment	4.5

Telecommunication Services	1.3

Transportation	3.7

Utilities	0.5

Money Market Fund	1.6

Total Investments	100.3

Liabilities Less Other Assets	(0.3)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS - 96.2%

Argentina - 1.2%

Banco Macro SA - ADR (Banks)	673	$38,947

Globant SA (Software & Services)*	910	61,516

Telecom Argentina SA - Sponsored ADR (Telecommunication Services)	2,290	37,762

		138,225

Australia - 1.0%

Cochlear Ltd. (Health Care Equipment & Services)†	455	63,980

DuluxGroup Ltd. (Materials)†	10,386	51,777

		115,757

Belgium - 1.1%

Anheuser-Busch InBev SA (Food Beverage & Tobacco)†	1,594	121,710

Brazil - 1.0%

Ambev SA - ADR (Food Beverage & Tobacco)	6,357	30,577

Ultrapar Participacoes SA - Sponsored ADR (Energy)	2,965	46,788

WEG SA (Capital Goods)	6,100	31,510

		108,875

Canada - 2.6%

Alimentation Couche-Tard Inc. (Food & Staples Retailing)	2,100	113,986

Canadian National Railway Co. (Transportation)	1,371	114,506

Cenovus Energy Inc. (Energy)	3,700	28,891

Encana Corp. (Energy)	5,202	35,790

		293,173

China - 6.5%

51job Inc. - ADR (Commercial & Professional Services)*	409	28,483

AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	5,000	31,506

Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	160	26,958

ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	7,600	39,790

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	670	35,155

CNOOC Ltd. - Sponsored ADR (Energy)	247	41,321

CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	22,000	38,502

Ctrip.com International Ltd. - ADR (Retailing)*	947	31,535

	Shares	Value

COMMON STOCKS - 96.2% (continued)

China - 6.5% (continued)

ENN Energy Holdings Ltd. (Utilities)†	4,000	$38,503

Gree Electric Appliances Inc. of Zhuhai, Class A (Consumer Durables & Apparel)*†	4,900	30,822

Haitian International Holdings Ltd. (Capital Goods)†	15,400	35,707

Han’s Laser Technology Industry Group Co., Ltd., Class A (Capital Goods)†	5,400	25,818

Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	6,800	24,531

JD.com Inc. - ADR (Retailing)*	1,278	31,758

Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	1,800	25,380

Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	4,700	30,947

New Oriental Education & Technology Group Inc. - Sponsored ADR (Consumer Services)*	435	33,512

Ping An Insurance Group Company of China Ltd., Class A (Insurance)†	3,100	29,450

Shanghai International Airport Co., Ltd., Class A (Transportation)†	3,500	26,041

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	3,770	44,973

Songcheng Performance Development Co., Ltd., Class A (Consumer Services)†	8,100	23,499

Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	2,000	20,109

Tingyi Cayman Islands Holding Corp. (Food Beverage & Tobacco)†	25,150	35,485

		729,785

Colombia - 1.3%

Cementos Argos SA - Sponsored ADR (Materials)#†	2,349	30,564

Ecopetrol SA - Sponsored ADR (Energy)	2,575	48,539

Grupo Nutresa SA (Food Beverage & Tobacco)	7,266	62,106

		141,209

Denmark - 2.0%

Chr Hansen Holding A/S (Materials)†	602	57,085

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

	Shares	Value

COMMON STOCKS - 96.2% (continued)

Denmark - 2.0% (continued)

Coloplast A/S, Class B (Health Care Equipment & Services)†	770	$70,335

Novozymes A/S, Class B (Materials)†	2,434	101,657

		229,077

Egypt - 0.3%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	5,810	28,202

France - 2.4%

Air Liquide SA (Materials)†	804	97,668

Dassault Systemes SE (Software & Services)†	530	66,663

EssilorLuxottica SA (Consumer Durables & Apparel)†	862	109,238

		273,569

Germany - 7.5%

adidas AG (Consumer Durables & Apparel)†	369	87,723

Allianz SE, Reg S (Insurance)†	561	118,738

Bayer AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	944	71,519

Bayerische Motoren Werke AG (Automobiles & Components)†	1,251	105,186

FUCHS PETROLUB SE (Materials)†	2,539	111,367

Henkel AG & Co. KGaA (Household & Personal Products)†	1,229	112,517

Infineon Technologies AG (Semiconductors & Semiconductor Equipment)† SAP SE - Sponsored ADR	1,150	25,555

(Software & Services)	1,107	114,486

Symrise AG (Materials)†	1,113	92,499

		839,590

Hong Kong - 3.2%

AIA Group Ltd. (Insurance)†	13,200	118,624

ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)†	7,200	77,367

Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	2,000	62,255

Sands China Ltd. (Consumer Services)†	5,200	24,860

Techtronic Industries Co., Ltd. (Consumer Durables & Apparel)†	13,000	75,674

		358,780

	Shares	Value

COMMON STOCKS - 96.2% (continued)

India - 3.1%

Asian Paints Ltd. (Materials)†	1,380	$27,586

Bharti Infratel Ltd. (Telecommunication Services)†	16,093	66,187

Emami Ltd. (Household & Personal Products)†	4,758	27,510

Hero Motocorp Ltd. (Automobiles & Components)†	702	25,818

Housing Development Finance Corp., Ltd. (Banks)†	1,080	29,227

ICICI Bank Ltd. - Sponsored ADR (Banks)	3,265	33,336

ITC Ltd. (Food Beverage & Tobacco)†	6,040	23,699

Kotak Mahindra Bank Ltd. (Banks)†	1,770	31,273

Max Financial Services Ltd. (Insurance)*†	7,870	44,102

Pidilite Industries Ltd. (Materials)†	2,100	33,082

		341,820

Indonesia - 1.6%

Astra International Tbk PT (Automobiles & Components)†	79,500	48,201

Bank Central Asia Tbk PT (Banks)†	44,200	89,153

Unilever Indonesia Tbk PT (Household & Personal Products)†	10,400	37,278

		174,632

Israel - 1.0%

Check Point Software Technologies Ltd. (Software & Services)*	1,004	112,368

Italy - 0.9%

FinecoBank Banca Fineco SpA (Banks)†	5,169	56,162

Tenaris SA - ADR (Energy)	1,856	46,344

		102,506

Japan - 14.6%

ABC-Mart Inc. (Retailing)†	1,840	105,418

Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	600	35,378

Daito Trust Construction Co., Ltd. (Real Estate)†	600	83,478

Dentsu Inc. (Media & Entertainment)†	2,020	95,805

FANUC Corp. (Capital Goods)†	300	50,602

Fast Retailing Co., Ltd. (Retailing)†	70	32,063

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

	Shares	Value

COMMON STOCKS - 96.2% (continued)

Japan - 14.6% (continued)

Hakuhodo DY Holdings Inc. (Media & Entertainment)†	6,790	$104,258

JGC Corp. (Capital Goods)†	3,500	53,375

Kakaku.com Inc. (Media & Entertainment)†	4,000	70,035

Keyence Corp. (Technology Hardware & Equipment)†	50	25,687

Komatsu Ltd. (Capital Goods)†	3,340	84,861

Kubota Corp. (Capital Goods)†	6,300	99,200

M3 Inc. (Health Care Equipment & Services)†	1,800	26,043

Makita Corp. (Capital Goods)†	2,600	92,025

MISUMI Group Inc. (Capital Goods)†	2,200	50,186

Nomura Research Institute Ltd. (Software & Services)†	2,502	102,053

Rinnai Corp. (Consumer Durables & Apparel)†	1,300	85,969

Shimano Inc. (Consumer Durables & Apparel)†	800	111,830

SMC Corp. (Capital Goods)†	160	52,529

Stanley Electric Co., Ltd. (Automobiles & Components)†	3,015	87,451

Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	1,055	43,809

Unicharm Corp. (Household & Personal Products)†	3,700	114,071

ZOZO Inc. (Retailing)†	1,500	30,229

		1,636,355

Mexico - 1.9%

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - ADR (Banks)	5,002	37,265

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	502	31,219

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	280	25,486

Grupo Bimbo SAB de CV, Series A (Food Beverage & Tobacco)	13,500	26,693

Grupo Financiero Banorte SAB de CV, Series O (Banks)	5,800	32,200

Grupo Televisa SAB - Sponsored ADR (Media & Entertainment)	1,670	20,892

Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	14,400	37,803

		211,558

Netherlands - 1.1%

Adyen NV (Software & Services)*†	53	39,512

	Shares	Value

COMMON STOCKS - 96.2% (continued)

Netherlands - 1.1% (continued)

ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	492	$86,115

		125,627

Pakistan - 1.5%

Engro Corp., Ltd. (Materials)†	13,100	31,791

Lucky Cement Ltd. (Materials)†	5,900	20,042

MCB Bank Ltd. (Banks)†	20,500	30,830

Oil & Gas Development Co., Ltd. (Energy)†	28,900	31,453

Pakistan Petroleum Ltd. (Energy)†	17,825	24,403

United Bank Ltd. (Banks)†	25,600	28,298

		166,817

Panama - 0.4%

Copa Holdings SA, Class A (Transportation)	456	43,252

Peru - 0.8%

Alicorp SAA (Food Beverage & Tobacco)	10,540	33,449

Credicorp Ltd. (Banks)	214	51,955

		85,404

Philippines - 3.3%

Bank of the Philippine Islands (Banks)†	26,220	45,794

BDO Unibank Inc. (Banks)†	10,450	27,103

International Container Terminal Services Inc. (Transportation)†	39,950	82,970

Jollibee Foods Corp. (Consumer Services)†	5,870	35,604

Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	40,830	68,870

Security Bank Corp. (Banks)†	15,220	52,272

SM Prime Holdings Inc. (Real Estate)†	79,600	58,212

		370,825

Qatar - 0.6%

Qatar Electricity & Water Co. QSC (Utilities)†	1,383	71,467

Russia - 1.7%

LUKOIL PJSC - Sponsored ADR (Energy)	636	51,007

Moscow Exchange MICEX-RTS PJSC (Diversified Financials)†	23,860	33,823

Novatek PJSC - Sponsored GDR, Reg S (Energy)†	266	48,866

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	2,020	27,448

Yandex NV, Class A (Media & Entertainment)*	882	29,618

		190,762

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

	Shares	Value

COMMON STOCKS - 96.2% (continued)

Singapore - 2.0%

DBS Group Holdings Ltd. (Banks)†	6,070	$108,022

Oversea-Chinese Banking Corp. Ltd. (Banks)†	13,100	112,178

		220,200

South Africa - 1.2%

Clicks Group Ltd. (Food & Staples Retailing)†	2,470	36,682

Discovery Ltd. (Insurance)†	2,580	31,126

Standard Bank Group Ltd. (Banks)†	2,468	36,384

Tiger Brands Ltd. (Food Beverage & Tobacco)†	1,517	31,736

		135,928

South Korea - 1.6%

Coway Co., Ltd. (Consumer Durables & Apparel)†	670	50,218

Hankook Tire Co., Ltd. (Automobiles & Components)†	1,716	64,606

LG Household & Health Care Ltd. (Household & Personal Products)†	28	31,995

NAVER Corp. (Media & Entertainment)†	237	29,008

		175,827

Spain - 1.8%

Banco Bilbao Vizcaya Argentaria SA (Banks)†	7,281	43,136

Banco Santander SA (Banks)†	13,640	64,599

Bankinter SA (Banks)†	12,382	96,587

		204,322

Sweden - 5.0%

Alfa Laval AB (Capital Goods)†	1,110	25,151

Assa Abloy AB, Class B (Capital Goods)†	5,505	102,579

Atlas Copco AB, Class A (Capital Goods)†	3,025	78,695

Epiroc AB, Class A (Capital Goods)*†	10,121	97,365

Hexagon AB, Class B (Technology Hardware & Equipment)†	1,644	80,224

Intrum AB (Commercial & Professional Services)†	2,857	81,669

Skandinaviska Enskilda Banken AB, Class A (Banks)†	8,357	87,624

		553,307

Switzerland - 7.3%

Cie Financiere Richemont SA, Reg S (Consumer Durables & Apparel)†	1,358	93,691

Kuehne + Nagel International AG, Reg S (Transportation)†	769	104,117

	Shares	Value

COMMON STOCKS - 96.2% (continued)

Switzerland - 7.3% (continued)

Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)*†	130	$34,354

Nestle SA - Sponsored ADR (Food Beverage & Tobacco)	1,132	98,756

Novartis AG - Sponsored ADR (Pharmaceuticals, Biotechnology & Life Sciences)	1,210	105,899

Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	450	119,530

SGS SA, Reg S (Commercial & Professional Services)†	45	108,613

Sonova Holding AG, Reg S (Health Care Equipment & Services)†	532	99,697

Temenos AG, Reg S (Software & Services)*†	387	52,326

		816,983

Taiwan - 2.0%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	6,000	45,322

Airtac International Group (Capital Goods)†	3,000	35,777

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	2,040	23,428

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	220	27,787

President Chain Store Corp. (Food & Staples Retailing)†	6,000	63,683

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	4,000	29,643

		225,640

Thailand - 0.6%

Siam Commercial Bank pcl, Reg S (Banks)	15,400	65,558

United Arab Emirates - 1.1%

Agthia Group PJSC (Food Beverage & Tobacco)†	10,250	10,909

DP World Ltd. (Transportation)†	3,442	61,256

Emaar Properties PJSC (Real Estate)†	45,410	53,401

		125,566

United Kingdom - 10.5%

Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)†	4,562	79,496

Bank of Georgia Group plc (Banks)†	1,330	26,740

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

	Shares	Value

COMMON STOCKS - 96.2% (continued)

United Kingdom - 10.5% (continued)

BBA Aviation plc (Transportation)†	28,010	$87,061

Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	1,913	59,425

Diageo plc (Food Beverage & Tobacco)†	1,767	67,378

HSBC Holdings plc - Sponsored ADR (Banks)	2,346	98,837

Jardine Lloyd Thompson Group plc (Insurance)†	2,726	67,939

Rathbone Brothers plc (Diversified Financials)†	1,747	53,068

Reckitt Benckiser Group plc (Household & Personal Products)†	1,453	111,833

Rightmove plc (Media & Entertainment)†	12,198	75,564

Royal Dutch Shell plc, Class B - Sponsored ADR (Energy)	1,795	112,726

Spirax-Sarco Engineering plc (Capital Goods)†	796	66,849

St. James’s Place plc (Diversified Financials)†	7,866	96,898

Standard Chartered plc (Banks)†	6,710	54,107

Unilever plc (Household & Personal Products)†	2,114	110,752

		1,168,673

United States - 0.5%

Linde plc (Materials)†	316	51,261

Total Common Stocks (Cost $10,186,276)		$10,754,610

PREFERRED STOCKS - 1.9%

Brazil - 1.2%

Banco Bradesco SA - ADR (Banks)*	4,275	53,095

Cia Brasileira de Distribuicao - Sponsored ADR (Food & Staples Retailing)*	1,300	34,762

Itau Unibanco Holding SA - Sponsored ADR, 0.45% (Banks)+	4,341	46,188

		134,045

Colombia - 0.4%

Bancolombia SA - Sponsored ADR, 2.63% (Banks)+	910	40,586

	Shares	Value

PREFERRED STOCKS - 1.9% (continued)

South Korea - 0.3%

Samsung Electronics Co., Ltd. - GDR, Reg S, 3.75% (Technology Hardware & Equipment)+†	44	$36,645

Total Preferred Stocks (Cost $154,443)		$211,276

SHORT TERM INVESTMENTS - 2.0%

Northern Institutional Funds - Treasury Portfolio, 2.25% (Money Market Funds)	221,087	221,087

Total Short Term Investments (Cost $221,087)		$221,087

Total Investments — 100.1%

(Cost $10,561,806)		$11,186,973

Liabilities Less Other Assets - (0.1)%		(12,366)

Net Assets — 100.0%		$11,174,607

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
#

Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.

+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

International Equity Research Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

Industry	Percentage of Net Assets

Automobiles & Components	3.0%

Banks	14.1

Capital Goods	8.8

Commercial & Professional Services	2.0

Consumer Durables & Apparel	7.0

Consumer Services	1.0

Diversified Financials	2.2

Energy	4.6

Food & Staples Retailing	3.6

Food Beverage & Tobacco	5.8

Health Care Equipment & Services	2.3

Household & Personal Products	4.9

Insurance	3.7

Materials	6.3

Media & Entertainment	3.8

Pharmaceuticals, Biotechnology & Life Sciences	4.9

Real Estate	1.7

Retailing	2.3

Semiconductors & Semiconductor Equipment	2.0

Software & Services	4.9

Technology Hardware & Equipment	2.4

Telecommunication Services	1.2

Transportation	4.6

Utilities	1.0

Money Market Fund	2.0

Total Investments	100.1

Liabilities Less Other Assets	(0.1)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)

	Shares	Value

COMMON STOCKS - 90.2%

Argentina - 1.2%

Banco Macro SA - ADR (Banks)	816	$47,222

Cablevision Holding SA - Sponsored GDR (Media & Entertainment)#*†	2,087	15,327

Telecom Argentina SA - Sponsored ADR (Telecommunication Services)	1,090	17,974

		80,523

Bangladesh - 0.2%

Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	4,543	14,243

Brazil - 3.3%

Ambev SA - ADR (Food Beverage & Tobacco)	20,920	100,625

Ultrapar Participacoes SA - Sponsored ADR (Energy)	5,710	90,104

WEG SA (Capital Goods)	7,700	39,775

		230,504

China - 25.1%

51job Inc. - ADR (Commercial & Professional Services)*	571	39,765

AAC Technologies Holdings Inc. (Technology Hardware & Equipment)†	4,500	28,355

Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	863	145,407

ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	18,000	94,239

China Mobile Ltd. - Sponsored ADR (Telecommunication Services)	2,609	136,894

CNOOC Ltd. - Sponsored ADR (Energy)	773	129,315

CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	24,000	42,002

Ctrip.com International Ltd. -

ADR (Retailing)*	2,729	90,876

ENN Energy Holdings Ltd. (Utilities)†	9,000	86,631

Gree Electric Appliances Inc. of Zhuhai, Class A (Consumer Durables & Apparel)*†	16,900	106,306

Haitian International Holdings Ltd. (Capital Goods)†	15,000	34,779

Han’s Laser Technology Industry Group Co., Ltd., Class A (Capital Goods)†	12,400	59,285

Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	17,400	62,771

	Shares	Value

COMMON STOCKS - 90.2% (continued)

China - 25.1% (continued)

JD.com Inc. - ADR (Retailing)*	1,585	$39,387

Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	3,800	53,580

Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	10,800	71,113

New Oriental Education & Technology Group Inc. - Sponsored ADR (Consumer Services)*	1,266	97,533

Ping An Insurance Group Company of China Ltd., Class A (Insurance)†	13,300	126,348

Shanghai International Airport Co., Ltd., Class A (Transportation)†	8,600	63,986

Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	6,000	71,575

Songcheng Performance Development Co., Ltd., Class A (Consumer Services)†	10,100	29,302

Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	5,600	56,307

Tingyi Cayman Islands Holding Corp. (Food Beverage & Tobacco)†	40,000	56,437

		1,722,193

Colombia - 1.1%

Cementos Argos SA - Sponsored ADR (Materials)#†	1,739	22,627

Ecopetrol SA - Sponsored ADR (Energy)	1,683	31,724

Grupo Nutresa SA (Food Beverage & Tobacco)	2,477	21,172

		75,523

Egypt - 0.8%

Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	10,800	52,423

India - 10.3%

Asian Paints Ltd. (Materials)†	2,810	56,172

Bharti Infratel Ltd. (Telecommunication Services)†	24,259	99,772

Emami Ltd. (Household & Personal Products)†	7,944	45,931

Hero Motocorp Ltd. (Automobiles & Components)†	2,961	108,897

Housing Development Finance Corp., Ltd. (Banks)†	5,100	138,017

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

	Shares	Value

COMMON STOCKS - 90.2% (continued)

India - 10.3% (continued)

ICICI Bank Ltd. - Sponsored ADR (Banks)	4,606	$47,027

ITC Ltd. (Food Beverage & Tobacco)†	14,150	55,521

Kotak Mahindra Bank Ltd. (Banks)†	4,150	73,324

Max Financial Services Ltd. (Insurance)*†	3,880	21,743

Pidilite Industries Ltd. (Materials)†	4,150	65,376

		711,780

Indonesia - 4.9%

Astra International Tbk PT (Automobiles & Components)†	226,200	137,146

Bank Central Asia Tbk PT (Banks)†	71,100	143,410

Unilever Indonesia Tbk PT (Household & Personal Products)†	15,300	54,842

		335,398

Kazakhstan - 0.2%

Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S(Banks)†	1,610	16,269

Kenya - 0.2%

Safaricom plc (Telecommunication Services)†	62,300	14,744

Kuwait - 1.1%

Mabanee Co. SAK (Real Estate)†	8,345	17,138

National Bank of Kuwait SAKP (Banks)†	19,546	56,012

		73,150

Mexico - 6.6%

Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand - ADR (Banks)	4,150	30,917

Coca-Cola Femsa SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	908	56,469

Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	1,105	100,577

Grupo Bimbo SAB de CV, Series A (Food Beverage & Tobacco)	24,900	49,234

Grupo Financiero Banorte SAB de CV, Series O (Banks)	11,500	63,844

Grupo Televisa SAB - Sponsored ADR (Media & Entertainment)	3,790	47,413

	Shares	Value

COMMON STOCKS - 90.2% (continued)

Mexico - 6.6% (continued)

Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	40,300	$105,796

		454,250

Morocco - 0.4%

Attijariwafa Bank (Banks)†	320	15,154

Maroc Telecom (Telecommunication Services)†	900	14,037

		29,191

Nigeria - 1.1%

Dangote Cement plc (Materials)	28,327	14,868

Guaranty Trust Bank plc (Banks)†	305,423	28,224

Nestle Nigeria plc (Food Beverage & Tobacco)	3,815	15,176

Zenith Bank plc (Banks)†	260,470	16,189

		74,457

Pakistan - 1.8%

Engro Corp., Ltd. (Materials)†	4,900	11,891

Lucky Cement Ltd. (Materials)†	4,400	14,947

MCB Bank Ltd. (Banks)†	8,900	13,385

Oil & Gas Development Co., Ltd. (Energy)†	44,100	47,995

Pakistan Petroleum Ltd. (Energy)†	12,650	17,318

United Bank Ltd. (Banks)†	18,500	20,450

		125,986

Panama - 1.2%

Copa Holdings SA, Class A (Transportation)	869	82,425

Peru - 1.5%

Alicorp SAA (Food Beverage & Tobacco)	6,050	19,200

Credicorp Ltd. (Banks)	350	84,973

		104,173

Philippines - 3.6%

Bank of the Philippine Islands (Banks)†	26,900	46,981

BDO Unibank Inc. (Banks)†	12,990	33,690

International Container Terminal Services Inc. (Transportation)†	12,000	24,922

Jollibee Foods Corp. (Consumer Services)†	9,090	55,135

Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	10,620	17,913

Security Bank Corp. (Banks)†	3,720	12,776

SM Prime Holdings Inc. (Real Estate)†	72,700	53,166

		244,583

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

	Shares	Value

COMMON STOCKS - 90.2% (continued)

Qatar - 0.3%

Qatar Electricity & Water Co. QSC (Utilities)†	420	$21,704

Romania - 0.4%

Banca Transilvania SA (Banks)†	29,552	11,230

Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	2,060	13,929

		25,159

Russia - 6.0%

LUKOIL PJSC - Sponsored ADR (Energy)	1,650	132,330

Moscow Exchange MICEX-RTS PJSC (Diversified Financials)†	28,840	40,882

Novatek PJSC - Sponsored GDR, Reg S (Energy)†	745	136,862

Sberbank of Russia PJSC - Sponsored ADR (Banks)†	4,750	64,545

Yandex NV, Class A (Media & Entertainment)*	1,136	38,147

		412,766

South Africa - 4.2%

Clicks Group Ltd. (Food & Staples Retailing)†	3,867	57,429

Discovery Ltd. (Insurance)†	7,600	91,688

Standard Bank Group Ltd. (Banks)†	6,870	101,281

Tiger Brands Ltd. (Food Beverage & Tobacco)†	1,835	38,388

		288,786

South Korea - 4.6%

Coway Co., Ltd. (Consumer Durables & Apparel)†	650	48,720

Hankook Tire Co., Ltd. (Automobiles & Components)†	1,610	60,615

LG Household & Health Care Ltd. (Household & Personal Products)†	70	79,988

NAVER Corp. (Media & Entertainment)†	1,040	127,291

		316,614

Taiwan - 6.1%

Advantech Co., Ltd. (Technology Hardware & Equipment)†	8,000	60,429

Airtac International Group (Capital Goods)†	4,178	49,826

Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	4,080	46,856

Largan Precision Co., Ltd. (Technology Hardware & Equipment)†	690	87,152

	Shares	Value

COMMON STOCKS - 90.2% (continued)

Taiwan - 6.1% (continued)

President Chain Store Corp. (Food & Staples Retailing)†	5,100	$54,130

Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	16,000	118,573

		416,966

Thailand - 1.0%

Siam Commercial Bank pcl, Reg S (Banks)	16,100	68,538

United Arab Emirates - 1.4%

Agthia Group PJSC (Food Beverage & Tobacco)†	6,740	7,173

DP World Ltd. (Transportation)†	1,360	24,203

Emaar Properties PJSC (Real Estate)†	53,680	63,127

		94,503

United Kingdom - 0.3%

Bank of Georgia Group plc (Banks)†	1,170	23,524

Vietnam - 1.3%

Hoa Phat Group JSC (Materials)*†	21,400	25,622

Masan Group Corp. (Food Beverage & Tobacco)*†	14,550	48,769

Vietnam Dairy Products JSC (Food Beverage & Tobacco)†	2,472	14,395

		88,786

Total Common Stocks (Cost $5,898,318)		$6,199,161

PREFERRED STOCKS - 5.5%

Brazil - 3.2%

Banco Bradesco SA - ADR (Banks)*	7,403	91,945

Cia Brasileira de Distribuicao - Sponsored ADR (Food & Staples Retailing)*	1,620	43,319

Itau Unibanco Holding SA - Sponsored ADR, 0.45% (Banks)+	7,687	81,790

		217,054

Colombia - 0.6%

Bancolombia SA - Sponsored ADR, 2.63% (Banks)+	940	41,924

South Korea - 1.7%

Samsung Electronics Co., Ltd. - GDR, Reg S, 3.75% (Technology Hardware & Equipment)+†	142	118,262

Total Preferred Stocks (Cost $321,686)		$377,240

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio

Portfolio of Investments

January 31, 2019 (unaudited)  (continued)

	Shares	Value

PARTICIPATION NOTES - 2.6%

Saudi Arabia - 2.6%

Al Rajhi Bank, Issued by JP Morgan Structured Products, Maturity Date 12/5/19 (Banks)^†	4,887	$131,735

Jarir Marketing Co., Issued by HSBC BANK PLC, Maturity Date 1/19/21 (Retailing)^†	1,214	49,422

		181,157

Total Participation Notes (Cost $146,239)		$181,157

SHORT TERM INVESTMENTS - 2.0%

Northern Institutional Funds - Treasury Portfolio, 2.25% (Money Market Funds)	134,611	134,611

Total Short Term Investments (Cost $134,611)		$134,611

Total Investments — 100.3%

(Cost $6,500,854)		$6,892,169

Liabilities Less Other Assets - (0.3)%		(21,404)

Net Assets — 100.0%		$6,870,765

Summary of Abbreviations

ADR	American Depositary Receipt.

GDR	Global Depository Receipt.

Reg S	Security sold outside United States without registration under the Securities Act of 1933.

#

Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.

*	Non-income producing security.
†	Investment categorized as level 2 security as disclosed in Note 2 of the Notes to Financial Statements.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
^

Securities exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.6% of net assets as of January 31, 2019, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets

Automobiles & Components	4.5%

Banks	22.7

Capital Goods	2.7

Commercial & Professional Services	0.6

Consumer Durables & Apparel	6.4

Consumer Services	2.6

Diversified Financials	0.6

Energy	8.7

Food & Staples Retailing	4.1

Food Beverage & Tobacco	10.2

Household & Personal Products	2.6

Insurance	3.5

Materials	3.1

Media & Entertainment	3.3

Pharmaceuticals, Biotechnology & Life Sciences	0.8

Real Estate	1.9

Retailing	4.7

Semiconductors & Semiconductor Equipment	1.7

Technology Hardware & Equipment	5.1

Telecommunication Services	4.1

Transportation	2.8

Utilities	1.6

Money Market Fund	2.0

Total Investments	100.3

Liabilities Less Other Assets	(0.3)

Net Assets	100.0%

See Notes to Financial Statements

Harding, Loevner Funds, Inc.

Notes to Financial Statements

January 31, 2019 (unaudited)

1. Organization

Harding, Loevner Funds, Inc. (the “Fund”) was organized as a Maryland corporation on July 31, 1996, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund currently has nine separate diversified Portfolios, all of which were active as of January 31, 2019 (individually, a “Portfolio”, collectively, the “Portfolios”). The Fund is managed by Harding Loevner LP (the “Investment Adviser”).

Portfolio	Inception Date	Investment Objective
Global Equity Portfolio (“Global Equity”)	Institutional Class: November 3, 2009 Institutional Class Z: August 1, 2017 Advisor Class: December 1, 1996	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Portfolio (“International Equity”)	Institutional Class: May 11, 1994* Institutional Class Z: July 17, 2017 Investor Class: September 30, 2005	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
International Small Companies Portfolio (“International Small Companies”)	Institutional Class: June 30, 2011 Investor Class: March 26, 2007	to seek long-term capital appreciation through investments in equity securities of small companies based outside the United States
Institutional Emerging Markets Portfolio** (“Institutional Emerging Markets”)	Class I: October 17, 2005 Class II: March 5, 2014	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Emerging Markets Portfolio** (“Emerging Markets”)	Advisor Class: November 9, 1998	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets
Frontier Emerging Markets Portfolio (“Frontier Emerging Markets”)	Institutional Class I: May 27, 2008 Institutional Class II: March 1, 2017 Investor Class: December 31, 2010	to seek long-term capital appreciation through investments in equity securities of companies based in frontier and smaller emerging markets
Global Equity Research Portfolio (“Global Equity Research”)	Institutional Class: December 19, 2016 Investor Class: December 19, 2016	to seek long-term capital appreciation through investments in equity securities of companies based both inside and outside the United States
International Equity Research Portfolio (“International Equity Research”)	Institutional Class: December 17, 2015 Investor Class: December 17, 2015	to seek long-term capital appreciation through investments in equity securities of companies based outside the United States
Emerging Markets Research Portfolio (“Emerging Markets Research”)	Institutional Class: December 19, 2016 Investor Class: December 19, 2016	to seek long-term capital appreciation through investments in equity securities of companies based in emerging markets

* The International Equity Portfolio is the successor to the HLM International Equity Portfolio of AMT Capital Fund, Inc., pursuant to a reorganization that took place on October 31, 1996. Information for periods prior to October 31, 1996, is historical information for the predecessor portfolio.

** Effective March 1, 2019, the Institutional Emerging Markets and Emerging Markets Portfolios’ shares are generally available for purchase by new and existing shareholders, subject to certain limitations that may apply at the Fund’s discretion.

2. Summary of Significant Accounting Policies

The accounting policies of the Fund are in conformity with accounting principles generally accepted in the United States (“GAAP”) for investment companies. Accordingly, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services - Investment Companies”. The following is a summary of the Fund’s significant accounting policies:

Estimates

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

January 31, 2019 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Valuation

The Board has adopted procedures (“Procedures”) to govern the valuation of the securities held by each Portfolio of the Fund in accordance with the 1940 Act. The Procedures incorporate principles set forth in relevant pronouncements of the Securities and Exchange Commission (“SEC”) and its staff, including guidance on the obligations of the Portfolios and their Directors to determine, in good faith, the fair value of the Portfolios’ securities when market quotations are not readily available.

In determining a Portfolio’s NAV, each equity security traded on a securities exchange, including the NASDAQ Stock Market, and over-the-counter securities, are first valued at the closing price on the exchange or market designated by the Fund’s accounting agent as the principal exchange (each, a “principal exchange”). The closing price provided by the Fund’s accounting agent for a principal exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Shares of open-end mutual funds including money market funds are valued at NAV. Such securities are typically categorized as “Level 1” pursuant to the hierarchy described below.

Participation notes are valued based upon the closing or last traded price of their underlying local shares. Such securities are typically categorized as “Level 2” pursuant to the hierarchy described below.

Since trading in many foreign securities is normally completed before the time at which a Portfolio calculates its NAV, the effect on the value of such securities held by a Portfolio of events that occur between the close of trading in the security and the time at which the Portfolio prices its securities would not be reflected in the Portfolio’s calculation of its NAV if foreign securities were generally valued at their closing prices. To address this issue, the Board has approved the daily use of independently provided quantitative models that may adjust the closing prices of certain foreign equity securities based on information that becomes available after the foreign market closes, through the application of an adjustment factor to such securities’ closing price. Adjustment factors may be greater than, less than, or equal to 1. Thus, use of these quantitative models could cause a Portfolio to value a security higher, lower or equal to its closing market price, which in turn could cause the Portfolio’s NAV per share to differ significantly from that which would have been calculated using closing market prices. The use of these quantitative models is also intended to decrease the opportunities for persons to engage in ‘‘time zone arbitrage,’’ i.e., trading intended to take advantage of stale closing prices in foreign markets that could affect the NAV of the Portfolios. Securities subjected to an adjustment factor due to the use of these quantitative models are not specifically designated on the Portfolios’ Portfolio of Investments as being “fair valued”. Securities with an adjustment factor greater than or less than 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 2” and securities with an adjustment factor equal to 1, which are absent the use of significant unobservable inputs into their valuation, are categorized as “Level 1” pursuant to the hierarchy described below.

Any securities for which market quotations are not readily available or for which available prices are deemed unreliable are priced by the Investment Adviser at “fair value as determined in good faith”, in accordance with the Procedures. Such securities are identified on the Portfolios’ Portfolio of Investments as securities valued at “fair value as determined in good faith” and absent the use of significant unobservable inputs into their valuation, such securities would be categorized as “Level 2” pursuant to the hierarchy described below.

GAAP has established a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Portfolio’s assets or liabilities. GAAP defines fair value as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. This may include the quantitative models and/or the inputs to the quantitative models used in the valuation technique described above. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1	unadjusted quoted prices in active markets for identical assets
Level 2	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

January 31, 2019 (unaudited)

2. Summary of Significant Accounting Policies (continued)

GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction is not orderly.

The following is a summary of the Portfolios’ investments classified by Level 1, Level 2 and Level 3 and security type as of January 31, 2019. Please refer to each Portfolio’s Portfolio of Investments to view individual securities classified by industry type and country.

Portfolio	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Global Equity
Common Stocks	$470,153,985	$355,044,850	$—	$825,198,835
Preferred Stocks	22,566,371	—	—	22,566,371
Short Term Investments	21,564,261	—	—	21,564,261

Total Investments	$514,284,617	$355,044,850	$—	$869,329,467

International Equity
Common Stocks	$3,603,519,520	$9,648,010,734	$—	$13,251,530,254
Preferred Stocks	282,429,373	307,300,966	—	589,730,339
Short Term Investments	396,986,648	—	—	396,986,648

Total Investments	$4,282,935,541	$9,955,311,700	$—	$14,238,247,241

International Small Companies
Common Stocks	$23,059,577	$156,675,314	$—	$179,734,891
Participation Notes	—	2,170,812	—	2,170,812
Short Term Investments	7,050,145	—	—	7,050,145

Total Investments	$30,109,722	$158,846,126	$—	$188,955,848

Institutional Emerging Markets
Common Stocks	$1,349,317,475	$3,042,094,652	$—	$4,391,412,127
Preferred Stocks	264,709,119	43,095,051	—	307,804,170
Short Term Investments	125,453,772	—	—	125,453,772

Total Investments	$1,739,480,366	$3,085,189,703	$—	$4,824,670,069

Emerging Markets
Common Stocks	$1,050,806,457	$2,371,400,387	$—	$3,422,206,844
Preferred Stocks	206,116,880	33,336,722	—	239,453,602
Short Term Investments	72,682,110	—	—	72,682,110

Total Investments	$1,329,605,447	$2,404,737,109	$—	$3,734,342,556

Frontier Emerging Markets
Common Stocks	$96,075,575	$227,021,213	$—	$323,096,788
Preferred Stocks	9,112,494	—	—	9,112,494
Participation Notes	—	33,750,554	—	33,750,554
Rights	26	—	—	26
Short Term Investments	4,243,625	—	—	4,243,625

Total Investments	$109,431,720	$260,771,767	$—	$370,203,487

Global Equity Research
Common Stocks	$3,362,785	$2,709,180	$—	$6,071,965
Preferred Stocks	44,635	7,496	—	52,131
Short Term Investments	99,833	—	—	99,833

Total Investments	$3,507,253	$2,716,676	$—	$6,223,929

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

January 31, 2019 (unaudited)

2. Summary of Significant Accounting Policies (continued)

Portfolio	Unadjusted Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
International Equity Research
Common Stocks	$2,174,904	$8,579,706	$—	$10,754,610
Preferred Stocks	174,631	36,645	—	211,276
Short Term Investments	221,087	—	—	221,087

Total Investments	$2,570,622	$8,616,351	$—	$11,186,973

Emerging Markets Research
Common Stocks	$1,984,707	$4,214,454	$—	$6,199,161
Preferred Stocks	258,978	118,262	—	377,240
Participation Notes	—	181,157	—	181,157
Short Term Investments	134,611	—	—	134,611

Total Investments	$2,378,296	$4,513,873	$—	$6,892,169

As of January 31, 2019, there were no Level 3 investments held within the Portfolios.

Securities

For financial reporting purposes, all securities transactions are recorded on a trade date basis, as of the last business day in the reporting period. Throughout the reporting period, securities transactions are typically accounted for on a trade date – plus one business day basis. Interest income and expenses are recorded on an accrual basis. Dividend income is recorded on the ex-dividend date (except for certain foreign dividends that may be recorded as soon as the Portfolio is informed of such dividends). The Portfolios use the specific identification method for determining realized gains or losses from sales of securities.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of the Portfolios’ securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. However, on a semi-annual basis, such fluctuations are included with the Net realized gain (loss) on investment transactions and Change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Net realized gains and losses from foreign currency-related transactions arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolios’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies arise from changes in the value of assets and liabilities other than investments in securities at the period end, resulting from changes in the exchange rates.

3. Foreign Exchange Contracts

The Portfolios do not generally hedge foreign currency exposure, however, the Portfolios may enter into forward foreign exchange contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings. Each Portfolio will conduct its currency transactions either on a spot (cash) basis at the rate prevailing in the currency exchange market, or by entering into forward contracts to purchase or sell currency. Foreign currency transactions entered into on the spot markets serve to pay for foreign investment purchases or to convert to dollars, the proceeds from foreign investment sales or dividend and interest receipts. The Portfolios will disclose open forward currency contracts, if any, on the Portfolios of Investments. The Portfolios do not separately disclose open spot market transactions on the Portfolios of Investments. However, on a semi-annual basis, such realized gain (loss) and unrealized appreciation (depreciation) on spot market

Harding, Loevner Funds, Inc.

Notes to Financial Statements (continued)

January 31, 2019 (unaudited)

3. Foreign Exchange Contracts (continued)

transactions is included in “net realized gain (loss) on foreign currency transactions” and “change in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies”, respectively, on the Portfolios’ Statements of Operations. The Portfolios held no open forward currency contracts as of or during the period ended January 31, 2019.

4. Participation Notes

Each Portfolio may invest in participation notes. Participation notes are promissory notes that are designed to replicate the return of a particular underlying equity or debt security, currency or market. Participation notes are issued by banks or broker-dealers or their affiliates and allow a Portfolio to gain exposure to common stocks in markets where direct investment may not be allowed. Participation notes are generally traded over-the-counter. In addition to carrying the same risks associated with a direct investment in the underlying security, participation notes are subject to the risk that the broker-dealer or bank that issues them will not fulfill its contractual obligation to complete the transaction with a Portfolio. Participation notes constitute general unsecured contractual obligations of the banks or broker-dealers that issue them, and a Portfolio would be relying on the creditworthiness of such banks or broker-dealers and would have no rights under a participation note against the issuer(s) of the underlying security(ies). Participation notes may be more volatile and less liquid than other investments held by the Portfolios.

5. Concentration of Risk

Investing in securities of foreign issuers and currency transactions may involve certain considerations and risks not typically associated with investments in U.S. issuers. These risks include revaluation of currencies, adverse fluctuations in foreign currency values and possible adverse political, social and economic developments, including those particular to a specific industry, country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. These risks are greater with respect to securities of issuers located in emerging market countries in which the Portfolios are authorized to invest.

Frontier Emerging Markets is permitted to invest up to 35% of its total assets in companies in the same industry, if, at the time of investment, that industry represents 20% or more of the Portfolio’s benchmark index. During periods when the Portfolio has invested more than 25% of its total assets in companies in the same industry, it will operate as a concentrated portfolio and be subject to additional risks and greater volatility. Such additional risks include increased competition within the industry, or changes in legislation, or government regulations affecting the industry. The value of the Portfolio’s shares may be particularly vulnerable to factors affecting the banking industry, such as the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, extensive government regulation, and price competition. Such risks may be magnified with respect to securities of issuers in Frontier Emerging Markets. At January 31, 2019, the Portfolio’s investment in the Banking industry amounted to 34.79% of its total assets.

6. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued and it has been determined that, except as set forth below, no other adjustments or disclosures are required beyond what is already included in the financial statements and accompanying footnotes.

Effective March 1, 2019:

a. the Institutional Emerging Markets Class I shares were re-designated Institutional Class shares;

b. the Institutional Emerging Markets Class II shares were re-designated Institutional Class Z shares; and

c. the Investor Class shares of the Global Equity Research, International Equity Research and Emerging Markets Research Portfolios were closed.

Item 2. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harding, Loevner Funds, Inc.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President
(Principal Executive Officer)

Date:	March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard T. Reiter
Richard T. Reiter, President
(Principal Executive Officer)

Date:	March 29, 2019

By:	/s/ Charles S. Todd
Charles S. Todd, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	March 29, 2019